Institutional Select(R) Funds

      ANNUAL REPORT
      October 31, 2002

      Institutional Select S&P 500 Fund

      Institutional Select
      Large-Cap Value Index Fund

      Institutional Select
      Small-Cap Value Index Fund




                                                           [CHARLES SCHWAB LOGO]

Three funds designed to capture the performance of specific segments of the U.S. stock market.


In this report:

      Market overview ...........................       2

      Institutional Select
      S&P 500 Fund ..............................       4

      Institutional Select
      Large-Cap Value Index Fund ................      19

      Institutional Select Small-Cap
      Value Index Fund ..........................      32

      Financial notes ...........................      45

      Fund trustees .............................      49

      Glossary ..................................      52

[PHOTO OF CHARLES SCHWAB]

Charles R. Schwab
Chairman and Co-CEO

Dear Shareholder,

Equity markets are traditionally seen as an indication of investor sentiment about the future, but there are times when they may appear to be more of a reflection of the present.

As the period covered by this report began, America was reeling from September
11. Coming at a time when there was widespread uncertainty about the direction of the economy and no uncertainty at all about recent direction of stock prices, the tragic events of 9/11 exacerbated the downward slide of stock prices. The result was a very disappointing 12 months for stock markets, in the U.S. and around the globe as well.

While many things have changed as a result of 9/11, the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging -- a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

Stock investing should be a long-term proposition. Today's bad news often has an impact on equity markets. But over time, larger factors such as economic growth shape the broader trends. And it is these trends that long-term investing is all about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

MARKET OVERVIEW

ECONOMIC WEAKNESS AND CORPORATE MALFEASANCE TOOK A HEAVY TOLL ON STOCKS.

The period covered by this report (11/1/01-10/31/02) saw Americans dealing with a range of issues, from the aftermath of September 11 to an economy that continued to send mixed signals about its current health and future prospects.

Stocks began the period on a positive note, having quickly recovered most of their post-9/11 losses. But growing worries about the economic impact of terrorism, weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent companies soon sent stock prices downward. All sectors in the S&P 500(R) Index posted negative returns for the report period.

By many indications, the economy itself actually was fairly solid during the report period, showing some improvement from the prior 12 months. However, that was not enough to support investor sentiment, given that markets were still contending with the exceptionally high stock prices created by the technology stock bubble of the late 1990's as well as concerns over corporate earnings and corporate governance.

Stocks did rebound in October 2002 as companies posted a second consecutive quarter of earnings growth (after five quarters of contraction). However, much of the earnings growth came from cost-cutting, rather than from revenue growth. After lowering short-term rates twice in late 2001, the Federal Reserve (the
Fed) held rates steady during the report period, although it signalled in August that further cuts may


ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.


-15.11%     S&P 500(R) INDEX: measures U.S. large-cap stocks

-11.57%     RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-13.21% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.89% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

1.81% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

                  Lehman                          Russell 2000
                 Aggregate        MSCI EAFE        Small-Cap       S&P 500       3 Month
                Bond Index          Index            Index          Index        T-Bill
31-Oct-01             0                 0                0              0             0
   Nov-01         -0.42              1.17             1.15           2.59          0.02
   Nov-01          0.04              3.35             2.35           5.72           0.1
   Nov-01         -2.01              4.03             5.48           7.45          0.11
   Nov-01         -2.34               3.6             7.15           8.55          0.14
   Nov-01         -1.38               3.8             7.74           7.67          0.21
   Dec-01         -2.84              5.42            12.55           9.46          0.26
   Dec-01         -2.82              1.58            10.27           6.13          0.28
   Dec-01         -2.39              2.01            13.26           8.19          0.32
   Dec-01         -2.45              3.99            15.58           9.71          0.35
   Jan-02         -2.24              6.19            16.91          10.93          0.39
   Jan-02         -0.76               3.1            14.75           8.38          0.45
   Jan-02         -0.92              1.18            11.11           6.68          0.47
   Jan-02         -1.44              0.09            12.29           7.22          0.48
   Feb-02         -1.01             -1.05            12.48           6.28          0.51
   Feb-02         -0.68             -2.45             9.38           3.82          0.55
   Feb-02         -0.46              0.01            10.02           4.58          0.58
   Feb-02         -0.27             -2.11             9.07           3.22          0.61
   Mar-02         -0.66              1.07            12.21           7.36          0.64
   Mar-02         -1.79               6.9            17.29          10.43          0.67
   Mar-02         -1.98              6.75            17.15          10.61          0.69
   Mar-02         -2.07              5.45            17.93           8.95          0.73
   Mar-02          -1.9              5.18            18.95           8.92          0.78
   Apr-02         -0.93              5.17            16.93           6.58          0.81
   Apr-02         -0.69              3.35            21.11           5.47          0.84
   Apr-02         -0.46              6.68            21.58           6.81          0.86
   Apr-02          0.09              5.67            17.86           2.17          0.88
   May-02          0.15              6.38            20.44           1.99          0.91
   May-02          0.11              5.67            15.87           0.23          0.95
   May-02          -0.3              8.53            19.71           5.13          0.99
   May-02          0.33              7.83            16.13           2.97          1.04
   May-02          0.84              6.89            14.71           1.56          1.07
   Jun-02          0.79              3.47            10.73          -2.21           1.1
   Jun-02          1.88             -0.88             8.08          -4.14          1.14
   Jun-02          2.03             -0.96             8.57          -5.86          1.17
   Jun-02          1.71              2.56             9.01          -5.67          1.21
   Jul-02           1.6              2.07             3.91          -5.75          1.22
   Jul-02           2.8             -2.52            -2.58          -12.2          1.26
   Jul-02           2.9             -5.27            -8.96         -19.21          1.29
   Jul-02          3.13            -11.09            -9.88         -18.73          1.33
   Aug-02          3.72            -10.13           -11.21         -17.54          1.38
   Aug-02          3.78              -7.4            -8.35         -13.31          1.41
   Aug-02          3.52             -6.51            -6.54         -11.39          1.44
   Aug-02          4.27             -5.56            -5.55         -10.23          1.47
   Aug-02          4.67             -7.78            -7.69         -12.45           1.5
   Sep-02          4.97            -10.47            -7.52         -14.57          1.53
   Sep-02          5.64            -12.33            -7.86         -14.96          1.56
   Sep-02          5.98            -15.91           -13.21         -19.21           1.6
   Sep-02          6.09             -15.6           -14.43         -20.93          1.63
   Oct-02          6.11             -18.4           -17.68         -23.36          1.66
   Oct-02           5.6             -17.4           -18.38         -20.04          1.69
   Oct-02          4.53            -13.63              -14         -15.36           1.7
   Oct-02          4.92            -14.62            -11.8         -14.09          1.74
31-Oct-02          5.89            -13.21           -11.57         -15.11          1.81


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Institutional Select(R) Funds
be needed. (The Fed eventually made a half-point cut in November, after the report period ended.)

One result of the economic uncertainty and stock market turbulence was a resurgence of interest in bonds, especially high quality issues. Investor demand for Treasury bonds pushed prices up and yields down; 10-year Treasury yields ended the report period near their lowest level in 40 years. With improvements in corporate earnings, the unusually wide yield gap between corporate bonds and Treasuries appears to be narrowing.

LOOKING AHEAD: SLOW-PACED ECONOMIC IMPROVEMENT SEEMS LIKELY TO CONTINUE.

One key factor for the economy has been consumer spending, which has remained strong over the past few years. Now it appears to be weakening. However, capital spending by corporations, which had been depressed, is showing signs of revival and may be able to take up some of the slack. Unemployment has been drifting downward from its peak of 6.0% in April, a positive sign.

Equity markets appear to be searching for a convincing reason to rally. Investors also see a number of uncertainties, including war with Iraq, tensions in the Middle East and the success of reforms in corporate governance and accounting practices.


S&P 500(R) INDEX PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index

USING TRADITIONAL REPORTED EARNINGS, THE P/E SKYROCKETED TO 62 IN EARLY 2002 AS CORPORATE EARNINGS COLLAPSED. BY THE END OF THE REPORT PERIOD, WITH THE COMBINATION OF LOWER STOCK PRICES AND IMPROVED EARNINGS, IT HAD FALLEN TO 29 -- STILL SIGNIFICANTLY ABOVE THE 30-YEAR AVERAGE OF 17.

[LINE GRAPH]

                              S&P 500          30 Year
                             PE Ratio          Average
   Sep-92                        24.7            17.24
   Oct-92                       24.64            17.24
   Nov-92                        23.8            17.24
   Dec-92                       24.31            17.24
   Jan-93                       24.29            17.24
   Feb-93                       24.44            17.24
   Mar-93                       23.48            17.24
   Apr-93                       22.92            17.24
   May-93                       22.96            17.24
   Jun-93                        22.9            17.24
   Jul-93                       22.91            17.24
   Aug-93                       24.21            17.24
   Sep-93                       23.77            17.24
   Oct-93                       24.04            17.24
   Nov-93                       22.52            17.24
   Dec-93                       22.95            17.24
   Jan-94                       22.98            17.24
   Feb-94                       21.17            17.24
   Mar-94                       20.34            17.24
   Apr-94                        20.1            17.24
   May-94                       20.16            17.24
   Jun-94                       19.77            17.24
   Jul-94                       18.63            17.24
   Aug-94                       18.91            17.24
   Sep-94                       18.32            17.24
   Oct-94                       17.51            17.24
   Nov-94                       16.56            17.24
   Dec-94                       16.98            17.24
   Jan-95                       16.05            17.24
   Feb-95                       16.22            17.24
   Mar-95                       16.47            17.24
   Apr-95                          16            17.24
   May-95                       16.45            17.24
   Jun-95                       16.77            17.24
   Jul-95                       16.61            17.24
   Aug-95                       16.18            17.24
   Sep-95                       16.85            17.24
   Oct-95                       16.18            17.24
   Nov-95                       17.86            17.24
   Dec-95                       17.41            17.24
   Jan-96                       18.29            17.24
   Feb-96                       18.57            17.24
   Mar-96                       18.94            17.24
   Apr-96                       19.16            17.24
   May-96                       19.48            17.24
   Jun-96                        19.3            17.24
   Jul-96                       18.31            17.24
   Aug-96                       18.62            17.24
   Sep-96                       19.73            17.24
   Oct-96                       19.59            17.24
   Nov-96                       21.06            17.24
   Dec-96                       20.77            17.24
   Jan-97                       20.52            17.24
   Feb-97                       20.95            17.24
   Mar-97                       19.87            17.24
   Apr-97                       20.23            17.24
   May-97                       21.45            17.24
   Jun-97                       22.44            17.24
   Jul-97                       23.99            17.24
   Aug-97                       22.74            17.24
   Sep-97                          24            17.24
   Oct-97                       22.84            17.24
   Nov-97                       24.12            17.24
   Dec-97                       24.53            17.24
   Jan-98                       25.03            17.24
   Feb-98                       26.49            17.24
   Mar-98                       27.98            17.24
   Apr-98                       26.69            17.24
   May-98                       26.15            17.24
   Jun-98                       27.27            17.24
   Jul-98                       26.94            17.24
   Aug-98                        22.9            17.24
   Sep-98                       24.35            17.24
   Oct-98                       28.07            17.24
   Nov-98                       30.31            17.24
   Dec-98                       32.15            17.24
   Jan-99                        33.9            17.24
   Feb-99                       32.64            17.24
   Mar-99                       33.92            17.24
   Apr-99                        33.9            17.24
   May-99                       32.74            17.24
   Jun-99                        34.7            17.24
   Jul-99                       31.31            17.24
   Aug-99                       31.21            17.24
   Sep-99                       30.39            17.24
   Oct-99                       30.41            17.24
   Nov-99                       30.65            17.24
   Dec-99                       32.53            17.24
   Jan-00                       29.78            17.24
   Feb-00                       28.59            17.24
   Mar-00                        31.5            17.24
   Apr-00                       29.41            17.24
   May-00                       28.82            17.24
   Jun-00                       29.31            17.24
   Jul-00                       28.94            17.24
   Aug-00                       30.35            17.24
   Sep-00                       28.64            17.24
   Oct-00                        27.5            17.24
   Nov-00                       25.42            17.24
   Dec-00                       25.39            17.24
   Jan-01                       27.96            17.24
   Feb-01                       25.32            17.24
   Mar-01                        24.1            17.24
   Apr-01                       28.14            17.24
   May-01                       28.92            17.24
   Jun-01                       28.77            17.24
   Jul-01                       33.36            17.24
   Aug-01                       31.32            17.24
   Sep-01                       34.22            17.24
   Oct-01                       41.31            17.24
   Nov-01                       46.05            17.24
   Dec-01                       48.28            17.24
   Jan-02                       60.74            17.24
   Feb-02                        60.6            17.24
   Mar-02                       61.87            17.24
   Apr-02                       46.28            17.24
   May-02                       43.62            17.24
   Jun-02                       42.13            17.24
   Jul-02                       32.71            17.24
   Aug-02                       32.65            17.24
   Sep-02                       29.65            17.24
   Oct-02                       28.85            17.24

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). Thus, a P/E of 20 would indicate a stock price that is 20 times recent earnings. Investors use P/E as a relative measure of how high or low stock prices are.

TOTAL RETURNS OVERALL AND BY SECTOR

For the S&P 500 Index and the 11 S&P sector indices.

EVERY SECTOR OF THE S&P 500 WAS NEGATIVE DURING THE REPORT PERIOD. TECHNOLOGY AND COMMUNICATIONS SERVICES CONTINUED THEIR LONG-TERM SLIDE. UTILITIES COMPANIES WERE HURT BY REDUCED DEMAND FROM CORPORATE CUSTOMERS.

S&P 500 AND S&P SECTOR INDICES, 10/31/01 - 10/31/02

[BAR CHART]

Transportation                      -0.29
Consumer Cyclicals                  -1.17
Financials                          -4.76
Basic Materials                     -4.96
Consumer Staples                     -5.7
Energy                             -13.12
S&P 500 Index                       -15.1
Health Care                        -17.54
Capital Goods                      -20.86
Technology                         -26.56
Communication Services             -33.94
Utilities                          -36.44

Performance varies among sectors: within a period there can be wide differences between the best-performing sector and the worst. Sector rankings tend to change from one period to the next. Higher-growth sectors may indicate above-average long-term performance.

Data source: Bloomberg L.P.

     The fund seeks high total return by tracking the performance of the S&P 500(R) Index. 2


Institutional Select S&P 500 Fund

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

TICKER SYMBOL: ISLCX

[GRAPHIC]

                         INVESTMENT STYLE 1
MARKET CAP 1        Value      Blend      Growth
Large                / /        /X/        / /
Medium               / /        / /        / /
Small                / /        / /        / /

MANAGER'S PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors, among others, resulted in the fund being down 15.2%, closely tracking its benchmark, S&P 500(R) Index, which was down 15.1% and does not incur trading and management costs.

GROWTH SECTORS LIKE COMMUNICATIONS AND TECHNOLOGY SUFFERED. Stock prices for these sectors were down 33.9% and 26.6%, respectively. Lack of demand, competitive pricing pressures and liquidity concerns continued to hamper many companies in those sectors. The damage was not limited to these areas alone, however. All sectors in the index posted negative returns for the report period, with utilities being the worst performer, down 36.4%. With consumer demand being resilient for most of the period, consumer cyclicals were down only 1.2%, benefiting from relative strength in home building, retail sales, and automobile manufacturing.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then and is not a precise indication of risk or performance--past, present or future.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Institutional Select(R) Funds

PERFORMANCE

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category 1. The table below the chart shows two types of after-tax returns. 2

[BAR CHART]


                              FUND 3         S&P 500 INDEX         PEER GROUP AVERAGE 4
                              ------         -------------         --------------------
1 YEAR                        -15.18%               -15.11%                    -14.99%
SINCE INCEPTION: 2/1/99        -8.26%                -8.14%                      n/a


                                                      1 YEAR                              SINCE INCEPTION
                                                      ------                              ---------------
                                                      S&P 500     PEER GROUP                 S&P 500   PEER GROUP
TOTAL RETURNS AFTER TAX 2                FUND 3        INDEX      AVERAGE 4      FUND 3        INDEX    AVERAGE 4
-----------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)       -15.61%           --      -16.90%       -8.58%           --           --
-----------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)       -9.26%           --      -10.06%       -6.55%           --           --
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in the S&P 500 Index.

$7,238 FUND 3
$7,274 S&P 500 INDEX

[LINE GRAPH]

                             S&P 500
                  FUND 3      INDEX
01-Feb-99         10000       10000
   Feb-99          9680        9689
   Mar-99         10070       10077
   Apr-99         10460       10467
   May-99         10200       10220
   Jun-99         10770       10787
   Jul-99         10440       10450
   Aug-99         10380       10398
   Sep-99         10100       10113
   Oct-99         10740       10753
   Nov-99         10950       10972
   Dec-99         11602       11618
   Jan-00         11016       11035
   Feb-00         10804       10826
   Mar-00         11864       11885
   Apr-00         11501       11527
   May-00         11259       11291
   Jun-00         11541       11569
   Jul-00         11360       11389
   Aug-00         12066       12096
   Sep-00         11420       11458
   Oct-00         11370       11410
   Nov-00         10481       10510
   Dec-00         10534       10562
   Jan-01         10901       10937
   Feb-01          9911        9939
   Mar-01          9278        9309
   Apr-01         10003       10033
   May-01         10064       10100
   Jun-01          9819        9854
   Jul-01          9717        9758
   Aug-01          9115        9147
   Sep-01          8380        8408
   Oct-01          8533        8569
   Nov-01          9187        9226
   Dec-01          9264        9307
   Jan-02          9130        9171
   Feb-02          8954        8994
   Mar-02          9295        9332
   Apr-02          8726        8767
   May-02          8664        8702
   Jun-02          8044        8082
   Jul-02          7424        7453
   Aug-02          7465        7501
   Sep-02          6659        6686
31-Oct-02          7238        7274

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Blend Fund category for the one-year period was 1,309.

INSTITUTIONAL SELECT S&P 500 FUND

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02


SECURITY                                     % OF INVESTMENTS
-------------------------------------------------------------
(1)   MICROSOFT CORP.                              3.5%
-------------------------------------------------------------
(2)   GENERAL ELECTRIC CO.                         3.0%
-------------------------------------------------------------
(3)   WAL-MART STORES, INC.                        2.9%
-------------------------------------------------------------
(4)   EXXON MOBIL CORP.                            2.8%
-------------------------------------------------------------
(5)   PFIZER, INC.                                 2.4%
-------------------------------------------------------------
(6)   CITIGROUP, INC.                              2.3%
-------------------------------------------------------------
(7)   JOHNSON & JOHNSON                            2.1%
-------------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.           2.0%
-------------------------------------------------------------
(9)   INTERNATIONAL BUSINESS MACHINES CORP.        1.6%
-------------------------------------------------------------
(10)  MERCK & CO., INC.                            1.5%
-------------------------------------------------------------
      TOTAL                                       24.1%

STATISTICS as of 10/31/02


                                                     PEER GROUP
                                         FUND         AVERAGE 2
---------------------------------------------------------------
NUMBER OF HOLDINGS                          503            224
---------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)      $ 42,196       $ 34,493
---------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                 24.7           24.3
---------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                      4.3            4.0
---------------------------------------------------------------
12-MONTH YIELD                             1.50%          0.49%
---------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      12%            87%
---------------------------------------------------------------
THREE-YEAR BETA                            1.00           0.92
---------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR GRAPH]

FUND                    0.15% 3
PEER GROUP AVERAGE      1.22% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P 500(R) Index. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

          14.7%     DRUGS & MEDICINE
           9.3%     BUSINESS MACHINES
           7.7%     MISCELLANEOUS FINANCE
           7.6%     BANKS
           7.4%     RETAIL
           5.2%     INSURANCE
           4.7%     PRODUCER GOODS
           4.4%     ELECTRONICS
           4.3%     TELEPHONE
           4.2%     FOOD & AGRICULTURE
          30.5%     OTHER

AS OF 10/31/01

[PIE CHART]

          15.0%     DRUGS & MEDICINE
           9.7%     BUSINESS MACHINES
           7.0%     MISCELLANEOUS FINANCE
           6.6%     RETAIL
           6.3%     BANKS
           5.9%     ELECTRONICS
           5.7%     TELEPHONE
           5.1%     PRODUCER GOODS
           4.9%     INTERNATIONAL OIL
           4.5%     INSURANCE
          29.3%     OTHER

AS OF 10/31/97

[PIE CHART]

          10.4%     DRUGS & MEDICINE
           8.8%     BANKS
           7.4%     BUSINESS MACHINES
           6.2%     ELECTRONICS
           5.8%     TELEPHONE
           5.3%     FOOD & AGRICULTURE
           5.3%     MISCELLANEOUS FINANCE
           5.2%     RETAIL
           5.0%     PRODUCER GOODS
           4.6%     INSURANCE
          36.0%     OTHER

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,361 funds in the Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses).

4    Source: Standard & Poor's(R), a division of McGraw-Hill companies.

Institutional Select(R) Funds

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers, LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS


                                                         11/1/01-       11/1/00-       11/1/99-       2/1/99 1-
                                                         10/31/02       10/31/01       10/31/00       10/31/99
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       8.36          11.26          10.74          10.00
                                                         -----------------------------------------------------
Income or loss from investment operations:

    Net investment income                                    0.12           0.12           0.11           0.07
    Net realized and unrealized gains or losses             (1.37)         (2.91)          0.52           0.67
                                                         -----------------------------------------------------
    Total income or loss from investment operations         (1.25)         (2.79)          0.63           0.74
Less distributions:
    Dividends from net investment income                    (0.11)         (0.11)         (0.09)            --
    Distributions from net realized gains                      --             --          (0.02)            --
                                                         -----------------------------------------------------
    Total distributions                                     (0.11)         (0.11)         (0.11)            --
                                                         -----------------------------------------------------
Net asset value at end of period                             7.00           8.36          11.26          10.74
                                                         -----------------------------------------------------
Total return (%)                                           (15.18)        (24.95)          5.86           7.40 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                                       0.15           0.15           0.15 4       0.13 3
Expense reductions reflected in above ratio                  0.22           0.22           0.22         0.42 3
Ratio of net investment income to
    average net assets                                       1.38           1.14           1.06         1.37 3
Portfolio turnover rate                                        12             13              6              1
Net assets, end of period ($ x 1,000,000)                     203            261            382            238

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.16% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 +   New holding (since 10/31/01)

 o   Non-income producing security

 =   Collateral for open futures contracts

 /   Issuer is affiliated with the fund's adviser

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 98.8%     COMMON STOCK
           Market Value: $201,153
           Cost: $271,701

  1.1%     SHORT TERM INVESTMENT
           Market Value: $2,144
           Cost: $2,144

  0.1%     U.S. TREASURY OBLIGATIONS
           Market Value: $235
           Cost: $235
------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $203,532
           Cost: $274,080

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 98.8% of investments

       AEROSPACE / DEFENSE 1.6%
       -------------------------------------------------------------------------
       Boeing Co. 20,600                                                     613
       Crane Co. 1,500                                                        27
       General Dynamics Corp. 4,900                                          388
       Goodrich Corp. 2,800                                                   42
       Lockheed Martin Corp. 11,100                                          643
       Northrop Grumman Corp. 2,800                                          289
       Raytheon Co. 10,100                                                   298
       Rockwell Automation, Inc. 4,600                                        76
       Rockwell Collins, Inc. 4,700                                          106
       Textron, Inc. 3,300                                                   135
       United Technologies Corp. 11,600                                      715
                                                                     -----------
                                                                           3,332

       AIR TRANSPORTATION 0.4%
       -------------------------------------------------------------------------
     o AMR Corp. 4,200                                                        20
       Delta Air Lines, Inc. 3,200                                            32
       FedEx Corp. 7,200                                                     383
       Southwest Airlines Co. 19,150                                         280
                                                                     -----------
                                                                             715

       ALCOHOLIC BEVERAGES 0.6%
       -------------------------------------------------------------------------
       Adolph Coors Co., Class B 700                                          48
       Anheuser-Busch Cos., Inc. 21,300                                    1,124
       Brown-Forman Corp., Class B 1,500                                     108
                                                                     -----------
                                                                           1,280

       APPAREL 0.3%
       -------------------------------------------------------------------------
    o+ Jones Apparel Group, Inc. 3,200                                       111
       Liz Claiborne, Inc. 2,700                                              80
       Nike, Inc., Class B 6,400                                             302
     o Reebok International Ltd. 1,500                                        43
       VF Corp. 2,800                                                        103
                                                                     -----------
                                                                             639

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
       -------------------------------------------------------------------------
       Cooper Tire & Rubber Co. 1,800                                         23
       Cummins, Inc. 1,200                                                    29
       Dana Corp. 3,800                                                       38
       Danaher Corp. 3,800                                                   220
       Delphi Corp. 13,849                                                    96
       Eaton Corp. 1,600                                                     110
       Ford Motor Co. 44,811                                                 379
       General Motors Corp. 13,875                                           461
       Genuine Parts Co. 4,400                                               130
       Goodyear Tire & Rubber Co. 4,300                                       31
       Harley-Davidson, Inc. 7,500                                           392
     o Navistar International Corp. 1,700                                     38
       TRW, Inc. 3,200                                                       171
       Visteon Corp. 3,669                                                    24
                                                                     -----------
                                                                           2,142

       BANKS 7.6%
       -------------------------------------------------------------------------
       AmSouth Bancorp. 8,900                                                174
       Bank of America Corp. 36,900                                        2,576
       Bank of New York Co., Inc. 18,000                                     468
       Bank One Corp. 28,800                                               1,111


See financial notes.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       BB&T Corp. 11,800                                                     428
       Comerica, Inc. 4,300                                                  188
       Fifth Third Bancorp 14,269                                            906
     + First Tennessee National Corp. 3,200                                  119
       FleetBoston Financial Corp. 25,733                                    602
       Golden West Financial Corp. 3,600                                     249
       Huntington Bancshares, Inc. 5,883                                     111
       J.P. Morgan Chase & Co. 49,040                                      1,017
       KeyCorp., Inc. 10,500                                                 256
     + Marshall & Ilsley Corp. 5,228                                         147
       Mellon Financial Corp. 10,900                                         308
       National City Corp. 15,100                                            410
     + North Fork Bancorp., Inc. 4,100                                       158
       Northern Trust Corp. 5,600                                            195
       PNC Financial Services Group, Inc. 7,000                              285
     o Providian Financial Corp. 7,900                                        35
       Regions Financial Corp. 5,600                                         190
       SouthTrust Corp. 8,500                                                218
       State Street Corp. 8,000                                              331
       SunTrust Banks, Inc. 6,900                                            420
       Synovus Financial Corp. 7,500                                         154
       U.S. Bancorp. 47,107                                                  993
       Union Planters Corp. 4,850                                            137
       Wachovia Corp. 33,700                                               1,172
       Wells Fargo & Co. 41,813                                            2,110
       Zions Bancorp. 2,400                                                   96
                                                                     -----------
                                                                          15,564

       BUSINESS MACHINES & SOFTWARE 9.2%
       -------------------------------------------------------------------------
       Adobe Systems, Inc. 6,100                                             144
     o Apple Computer, Inc. 8,800                                            141
       Autodesk, Inc. 3,000                                                   35
     o BMC Software, Inc. 6,300                                              100
     o Cisco Systems, Inc. 180,100                                         2,014
     o Compuware Corp. 10,100                                                 49
     o Comverse Technology, Inc. 4,900                                        36
     o Dell Computer Corp. 63,800                                          1,825
     o EMC Corp. 54,224                                                      277
     o Gateway, Inc. 8,700                                                    26
       Hewlett-Packard Co. 75,101                                          1,187
   (9) International Business Machines Corp. 41,700                        3,292
     o Lexmark International, Inc., Class A 3,200                            190
 =o(1) Microsoft Corp. 133,300                                             7,128
     o NCR Corp. 2,600                                                        58
     o Network Appliance, Inc. 8,600                                          77
     o Novell, Inc. 9,700                                                     24
     o Novellus Systems, Inc. 3,650                                          115
     o Oracle Corp. 133,700                                                1,362
       Pitney Bowes, Inc. 6,000                                              201
    o+ Rational Software Corp. 5,203                                          35
     o Sun Microsystems, Inc. 81,500                                         241
     o Unisys Corp. 8,600                                                     75
     o Xerox Corp. 18,200                                                    121
                                                                     -----------
                                                                          18,753

       BUSINESS SERVICES 3.4%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.   5,400                                  44
    o+ Apollo Group, Inc., Class A    4,400                                  183
       Automatic Data Processing, Inc. 15,200                                646
     o Cendant Corp. 25,870                                                  298
       Cintas Corp. 4,220                                                    200
     o Citrix Systems, Inc. 4,300                                             32
       Computer Associates International, Inc. 14,200                        211
     o Computer Sciences Corp. 4,300                                         139
     o Concord EFS, Inc. 12,900                                              184
     o Convergys Corp. 4,525                                                  67
       Deluxe Corp. 1,400                                                     65
    o+ eBay, Inc. 7,391                                                      467
       Electronic Data Systems Corp. 11,800                                  178
       Equifax, Inc. 3,500                                                    82
       First Data Corp. 18,600                                               650
     o Fiserv, Inc. 4,650                                                    145
       H&R Block, Inc. 4,300                                                 191
       Interpublic Group of Cos., Inc. 9,800                                 117
     o Intuit, Inc. 5,083                                                    264
     o Mercury Interactive Corp. 2,000                                        53
       Omnicom Group, Inc. 4,700                                             271
     o Parametric Technology Corp. 7,100                                      16
       Paychex, Inc. 9,225                                                   266
     o PeopleSoft, Inc. 7,700                                                139
     o QLogic Corp. 2,213                                                     77
     o Robert Half International, Inc. 4,600                                  77


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Siebel Systems, Inc. 12,100                                            91
    o+ Sungard Data Systems, Inc. 7,113                                      158
     o Thermo Electron Corp. 4,000                                            74
     o TMP Worldwide, Inc. 2,961                                              46
       Tyco International Ltd. 49,076                                        710
     o Veritas Software Corp. 10,100                                         154
       Waste Management, Inc. 15,300                                         352
     o Yahoo!, Inc. 15,100                                                   225
                                                                     -----------
                                                                           6,872

       CHEMICAL 2.0%
       -------------------------------------------------------------------------
       3M Co. 9,500                                                        1,206
       Air Products & Chemicals, Inc. 5,600                                  247
       Dow Chemical Co. 22,360                                               581
       E.I. du Pont de Nemours & Co. 24,382                                1,006
       Eastman Chemical Co. 1,800                                             65
       Ecolab, Inc. 3,100                                                    150
       Great Lakes Chemical Corp. 1,400                                       34
     o Hercules, Inc. 2,900                                                   28
       PPG Industries, Inc. 4,200                                            198
       Praxair, Inc. 3,800                                                   207
       Rohm & Haas Co. 5,563                                                 185
       Sherwin-Williams Co. 3,900                                            107
       Sigma-Aldrich Corp. 1,800                                              82
                                                                     -----------
                                                                           4,096

       CONSTRUCTION 0.3%
       -------------------------------------------------------------------------
       Centex Corp. 1,600                                                     73
       Fluor Corp. 2,100                                                      50
       KB Home Corp. 1,100                                                    52
       Masco Corp. 12,400                                                    255
     o McDermott International, Inc. 1,900                                     7
       Pulte Homes, Inc. 1,600                                                73
       The Stanley Works 2,200                                                71
       Vulcan Materials Co. 2,600                                             87
                                                                     -----------
                                                                             668

       CONSUMER: DURABLE 0.2%
       -------------------------------------------------------------------------
       Black & Decker Corp. 2,100                                             98
       Leggett & Platt, Inc. 4,800                                           100
       Maytag Corp. 2,000                                                     52
       Whirlpool Corp. 1,800                                                  84
                                                                     -----------
                                                                             334

       CONSUMER: NONDURABLE 1.0%
       -------------------------------------------------------------------------
     o American Greetings Corp., Class A 1,900                                29
       Darden Restaurants, Inc. 4,500                                         85
    o+ Electronic Arts, Inc. 3,325                                           217
       Fortune Brands, Inc. 3,800                                            190
       Hasbro, Inc. 4,200                                                     43
     o International Game Technology  2,000                                  150
       Mattel, Inc. 10,700                                                   197
       McDonald's Corp. 31,300                                               567
       Newell Rubbermaid, Inc. 6,567                                         213
     o Starbucks Corp. 9,540                                                 227
       Tupperware Corp. 1,600                                                 26
       Wendy's International, Inc. 3,000                                      95
                                                                     -----------
                                                                           2,039

       CONTAINERS 0.1%
       -------------------------------------------------------------------------
       Ball Corp. 1,300                                                       63
       Bemis Co. 1,400                                                        73
     o Pactiv Corp. 4,100                                                     81
     o Sealed Air Corp. 2,300                                                 35
                                                                     -----------
                                                                             252

       ELECTRONICS 4.3%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc. 21,700                                    34
     o Advanced Micro Devices, Inc. 8,400                                     52
     o Agilent Technologies, Inc. 11,384                                     157
     o Altera Corp. 9,320                                                    109
     o American Power Conversion Corp. 5,150                                  67
     o Analog Devices, Inc. 9,000                                            241
     o Andrew Corp. 2,800                                                     24
       Applied Biosystems Group --
       Applera Corp. 5,200                                                   105
     o Applied Materials, Inc. 40,400                                        607
     o Applied Micro Circuits Corp. 8,221                                     32
     o Broadcom Corp., Class A 7,000                                          84
     o CIENA Corp. 11,600                                                     43
       Intel Corp. 164,000                                                 2,837
       ITT Industries, Inc. 2,100                                            137
     o Jabil Circuit, Inc. 5,014                                              77
     o JDS Uniphase Corp. 35,828                                              81
     o KLA-Tencor Corp. 4,600                                                164
       Linear Technology Corp. 7,800                                         216


See financial notes.
10

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o LSI Logic Corp. 9,100                                                  54
     o Lucent Technologies, Inc. 87,945                                      108
     o Maxim Integrated Products, Inc. 8,100                                 258
     o Micron Technology, Inc.   14,900                                      238
       Molex, Inc. 4,900                                                     129
       Moody's Corp. 3,800                                                   179
       Motorola, Inc. 56,526                                                 518
     o National Semiconductor Corp. 4,700                                     62
    o+ Nvidia Corp. 4,100                                                     49
       PerkinElmer, Inc. 3,300                                                23
     o PMC Sierra, Inc. 4,600                                                 22
     o Power-One, Inc. 2,300                                                  12
     o Qualcomm, Inc. 19,100                                                 659
     o Sanmina-SCI Corp. 14,200                                               44
     o Solectron Corp. 21,400                                                 48
       Symbol Technologies, Inc. 5,636                                        49
     o Tektronix, Inc. 2,500                                                  44
     o Tellabs, Inc. 10,200                                                   78
     o Teradyne, Inc. 4,900                                                   59
       Texas Instruments, Inc. 42,600                                        676
     o Thomas & Betts Corp. 1,500                                             25
     o Univision Communications, Inc., Class A 5,594                         145
    o+ Waters Corp. 3,200                                                     81
     o Xilinx, Inc. 8,300                                                    158
                                                                     -----------
                                                                           8,785

       ENERGY: RAW MATERIALS 1.3%
       -------------------------------------------------------------------------
       Anadarko Petroleum Corp. 6,021                                        268
       Apache Corp. 3,440                                                    186
       Baker Hughes, Inc. 8,300                                              241
    o+ BJ Services Co. 4,000                                                 121
       Burlington Resources, Inc. 5,000                                      206
       Devon Energy Corp. 3,700                                              187
       EOG Resources, Inc. 2,922                                             108
       Halliburton Co. 10,800                                                175
     o Nabors Industries Ltd. 3,500                                          122
     o Noble Corp. 3,200                                                     104
       Occidental Petroleum Corp. 9,300                                      265
       Rowan Cos., Inc. 2,500                                                 51
       Schlumberger Ltd. 14,200                                              570
                                                                     -----------
                                                                           2,604

       FOOD & AGRICULTURE 4.2%
       -------------------------------------------------------------------------
       Archer-Daniels-Midland Co. 16,148                                     220
       Campbell Soup Co. 10,100                                              213
       Coca-Cola Co. 61,100                                                2,840
       Coca-Cola Enterprises, Inc. 11,000                                    262
       Conagra Foods, Inc. 13,300                                            322
       General Mills, Inc. 9,000                                             372
       H.J. Heinz Co. 8,800                                                  283
       Hershey Foods Corp. 3,300                                             215
       Kellogg Co. 10,000                                                    319
       Monsanto Co. 6,717                                                    111
       The Pepsi Bottling Group, Inc. 6,980                                  188
       PepsiCo, Inc. 43,580                                                1,922
       Sara Lee Corp. 19,300                                                 441
       Supervalu, Inc. 3,500                                                  59
       Sysco Corp. 16,300                                                    516
       Wm. Wrigley Jr. Co. 5,500                                             290
                                                                     -----------
                                                                           8,573

       GOLD 0.1%
       -------------------------------------------------------------------------
       Newmont Mining Corp. Holding Co. 10,000                               247

       HEALTHCARE / DRUGS & MEDICINE 14.5%
       -------------------------------------------------------------------------
       Abbott Laboratories 38,400                                          1,608
       Allergan, Inc. 3,200                                                  174
       AmerisourceBergen Corp. 2,400                                         171
     o Amgen, Inc. 31,400                                                  1,462
    o+ Anthem, Inc. 3,328                                                    210
       Bausch & Lomb, Inc.        1,300                                       40
       Baxter International, Inc. 14,900                                     373
       Becton, Dickinson & Co.    6,300                                      186
     o Biogen, Inc. 3,800                                                    139
       Biomet, Inc. 6,600                                                    194
     o Boston Scientific Corp.  10,000                                       376
       Bristol-Myers Squibb Co.   47,600                                   1,171
       C.R. Bard, Inc. 1,300                                                  73
       Cardinal Health, Inc. 11,000                                          761
     o Chiron Corp. 4,600                                                    182
       Eli Lilly & Co. 27,600                                              1,532
     o Forest Laboratories, Inc., Class A 4,200                              412
    o+ Genzyme Corp.-- General Division 5,300                                148
     o Guidant Corp. 7,500                                                   222


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       HCA, Inc. 12,700                                                      552
    o+ Health Management Associates, Inc., Class A 5,900                     113
     o HealthSouth Corp. 10,100                                               44
     o Humana, Inc. 4,200                                                     51
       IMS Health, Inc. 6,900                                                104
   (7) Johnson & Johnson 73,168                                            4,299
     o King Pharmaceuticals, Inc. 6,333                                       97
     o Manor Care, Inc. 2,600                                                 51
       McKesson Corp. 7,300                                                  218
     o Medimmune, Inc. 6,400                                                 164
       Medtronic, Inc. 29,800                                              1,335
  (10) Merck & Co., Inc. 55,300                                            2,999
  =(5) Pfizer, Inc. 152,300                                                4,839
       Pharmacia Corp. 31,727                                              1,364
     o Quintiles Transnational Corp. 3,100                                    33
       Schering-Plough Corp. 36,000                                          769
     o St. Jude Medical, Inc. 4,500                                          160
     o Stryker Corp. 4,920                                                   310
       Tenet Healthcare Corp. 12,000                                         345
       UnitedHealth Group, Inc. 7,400                                        673
     o Watson Pharmaceuticals, Inc. 2,700                                     74
     o WellPoint Health Networks, Inc. 3,400                                 256
       Wyeth 32,600                                                        1,092
     o Zimmer Holdings, Inc. 4,900                                           202
                                                                     -----------
                                                                          29,578

       HOUSEHOLD PRODUCTS 2.5%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B 1,500                                      77
       Avon Products, Inc. 5,700                                             276
       Clorox Co. 5,600                                                      252
       Colgate-Palmolive Co. 13,300                                          731
       The Gillette Co. 26,000                                               777
       International Flavors & Fragrances, Inc. 2,300                         77
       Procter & Gamble Co. 31,900                                         2,822
                                                                     -----------
                                                                           5,012

       INSURANCE 5.2%
       -------------------------------------------------------------------------
     + ACE Ltd. 6,400                                                        197
       Aetna, Inc. 3,800                                                     153
       Aflac, Inc. 12,800                                                    390
       Allstate Corp. 17,300                                                 688
       AMBAC Financial Group, Inc. 2,533                                     157
   (8) American International Group, Inc. 64,200                           4,016
       AON Corp. 7,000                                                       128
       Chubb Corp. 4,300                                                     243
       CIGNA Corp. 3,600                                                     130
       Cincinnati Financial Corp. 4,100                                      156
       Hartford Financial Services
       Group, Inc. 6,100                                                     241
       Jefferson-Pilot Corp. 3,500                                           140
       John Hancock Financial Services, Inc. 7,281                           213
       Lincoln National Corp. 4,700                                          143
       Loews Corp. 4,500                                                     194
       Marsh & McLennan Cos., Inc. 13,100                                    612
       MBIA, Inc. 3,600                                                      157
       Metlife, Inc. 17,457                                                  417
       MGIC Investment Corp. 2,500                                           105
    o+ Principal Financial Group, Inc. 8,484                                 238
       Progressive Corp. 5,400                                               297
    o+ Prudential Financial, Inc. 14,200                                     415
       Safeco Corp. 3,300                                                    117
       St. Paul Cos., Inc. 5,700                                             187
       Torchmark Corp. 2,900                                                 104
     o Travelers Property Casualty Corp., Class B 24,600                     333
       UnumProvident Corp.         6,160                                     126
       XL Capital Ltd., Class A    3,300                                     251
                                                                     -----------
                                                                          10,548

       MEDIA 3.5%
       -------------------------------------------------------------------------
     o AOL Time Warner, Inc. 109,800                                       1,619
     o Clear Channel Communications, Inc. 14,995                             556
     o Comcast Corp., Special Class A 23,300                                 536
       Dow Jones & Co., Inc. 2,100                                            74
       Gannett Co., Inc. 6,500                                               493
       Knight-Ridder, Inc. 2,000                                             120
       McGraw-Hill Cos., Inc. 4,600                                          297
       Meredith Corp. 1,200                                                   55
       New York Times Co., Class A 3,800                                     184
       R.R. Donnelley & Sons Co. 3,000                                        60
       Tribune Co. 7,400                                                     356


See financial notes.
12

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Viacom, Inc., Class B 43,345                                        1,934
       The Walt Disney Co. 50,200                                            838
                                                                     -----------
                                                                           7,122

       MISCELLANEOUS FINANCE 7.3%
       -------------------------------------------------------------------------
       American Express Co. 32,700                                         1,189
       Bear Stearns Cos., Inc. 2,446                                         149
       Capital One Financial Corp. 5,600                                     171
     / Charles Schwab Corp. 34,038                                           313
       Charter One Financial, Inc. 5,579                                     169
  =(6) Citigroup, Inc. 124,500                                             4,600
       Countrywide Credit Industries, Inc. 3,000                             151
       Fannie Mae 24,400                                                   1,631
       Franklin Resources, Inc. 6,500                                        215
       Freddie Mac 17,100                                                  1,053
     + Goldman Sachs Group, Inc. 11,754                                      842
       Household International, Inc. 11,100                                  264
       Lehman Brothers Holdings, Inc. 5,800                                  309
       MBNA Corp. 31,450                                                     639
       Merrill Lynch & Co., Inc. 21,300                                      808
       Morgan Stanley 26,900                                               1,047
       SLM Corp. 3,600                                                       370
       Stilwell Financial, Inc. 5,500                                         64
       T. Rowe Price Group, Inc. 3,200                                        90
       Washington Mutual, Inc. 23,800                                        851
                                                                     -----------
                                                                          14,925

       NON-FERROUS METALS 0.3%
       -------------------------------------------------------------------------
       Alcoa, Inc. 21,004                                                    463
       Engelhard Corp. 3,200                                                  71
     o Freeport-McMoran Copper & Gold, Inc., Class B 3,500                    43
     o Phelps Dodge Corp. 2,160                                               67
                                                                     -----------
                                                                             644

       OIL: DOMESTIC 0.8%
       -------------------------------------------------------------------------
       Amerada Hess Corp. 2,100                                              108
       Ashland, Inc. 1,900                                                    50
       ConocoPhillips 16,649                                                 808
       Kerr-McGee Corp. 2,373                                                103
       Marathon Oil Corp. 7,600                                              159
       Sunoco, Inc. 1,800                                                     54
       Transocean, Inc. 7,920                                                174
       Unocal Corp. 6,200                                                    171
                                                                     -----------
                                                                           1,627

       OIL: INTERNATIONAL 3.6%
       -------------------------------------------------------------------------
       ChevronTexaco Corp. 26,196                                          1,772
  =(4) Exxon Mobil Corp. 166,320                                           5,598
                                                                     -----------
                                                                           7,370

       OPTICAL & PHOTO 0.1%
       -------------------------------------------------------------------------
       Eastman Kodak Co. 7,200                                               237

       PAPER & FOREST PRODUCTS 0.8%
       -------------------------------------------------------------------------
       Boise Cascade Corp. 1,400                                              33
       Georgia-Pacific Corp. 5,686                                            70
       International Paper Co. 11,939                                        417
       Kimberly-Clark Corp. 12,700                                           654
     o Louisiana-Pacific Corp. 3,000                                          20
       MeadWestvaco Corp. 5,122                                              107
       Temple-Inland, Inc. 1,400                                              58
       Weyerhaeuser Co. 5,300                                                240
                                                                     -----------
                                                                           1,599

       PRODUCER GOODS & MANUFACTURING 4.7%
       -------------------------------------------------------------------------
    o+ American Standard Cos., Inc. 1,700                                    113
       Avery Dennison Corp. 2,700                                            168
       Caterpillar, Inc. 8,400                                               343
       Cooper Industries Ltd., Class A 2,200                                  69
     o Corning, Inc. 26,000                                                   49
       Deere & Co. 5,900                                                     274
       Dover Corp. 5,000                                                     125
       Emerson Electric Co. 10,300                                           496
  =(2) General Electric Co. 244,900                                        6,184
       Honeywell International, Inc. 20,162                                  483
       Illinois Tool Works, Inc. 7,600                                       467
       Ingersoll-Rand Co., Class A 4,300                                     168
       Johnson Controls, Inc. 2,100                                          164
       Millipore Corp. 1,200                                                  41
       Pall Corp. 3,000                                                       52
       Parker Hannifin Corp. 2,800                                           122
       Snap-On, Inc. 1,400                                                    36
       W.W. Grainger, Inc. 2,400                                             116
                                                                     -----------
                                                                           9,470


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       RAILROAD & SHIPPING 0.5%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp. 9,500                              245
       CSX Corp. 5,300                                                       146
       Norfolk Southern Corp. 9,500                                          192
       Union Pacific Corp. 6,200                                             366
                                                                     -----------
                                                                             949

       REAL PROPERTY 0.3%
       -------------------------------------------------------------------------
       Equity Office Properties Trust 10,300                                 248
     + Equity Residential Properties Trust 6,800                             161
     + The Plum Creek Timber Co., Inc.   4,500                               102
     + Simon Property Group, Inc.  4,500                                     154
                                                                     -----------
                                                                             665

       RETAIL 7.4%
       -------------------------------------------------------------------------
       Albertson's, Inc. 9,983                                               223
     o AutoZone, Inc. 2,400                                                  206
     o Bed, Bath & Beyond, Inc. 7,100                                        252
     o Best Buy Co., Inc. 8,100                                              167
     o Big Lots, Inc. 2,900                                                   48
       Circuit City Stores, Inc.--Circuit City Group 5,500                    55
     o Costco Wholesale Corp. 11,100                                         377
       CVS Corp. 9,700                                                       269
       Dillards, Inc., Class A 2,200                                         36
       Dollar General Corp. 8,250                                            115
       Family Dollar Stores, Inc. 4,200                                      129
     o Federated Department Stores, Inc. 5,000                               153
       The Gap, Inc. 21,800                                                  257
       Home Depot, Inc. 58,000                                             1,675
       J.C. Penney Co., Inc. Holding Co. 6,600                               126
     o Kohl's Corp. 8,200                                                    479
     o Kroger Co. 19,700                                                     292
       The Limited Brands 13,100                                             205
       Lowe's Cos., Inc. 19,100                                              797
       May Department Stores Co. 7,200                                       168
       Nordstrom, Inc. 3,500                                                  70
     o Office Depot, Inc. 7,800                                              112
     o RadioShack Corp. 4,400                                                 92
     o Safeway, Inc. 11,400                                                  263
       Sears, Roebuck & Co. 7,900                                            207
     o Staples, Inc. 11,500                                                  177
       Target Corp. 22,300                                                   672
       Tiffany & Co. 3,550                                                    93
       TJX Cos., Inc. 13,400                                                 275
     o Toys `R' Us, Inc. 5,400                                                54
  =(3) Wal-Mart Stores, Inc. 109,500                                       5,864
       Walgreen Co. 25,200                                                   851
       Winn-Dixie Stores, Inc. 3,400                                          51
     o Yum! Brands, Inc. 7,500                                               169
                                                                     -----------
                                                                          14,979

       STEEL 0.1%
       -------------------------------------------------------------------------
       Allegheny Technologies, Inc. 2,350                                     16
       Nucor Corp. 1,800                                                      76
       United States Steel Corp. 2,600                                        33
       Worthington Industries, Inc. 2,100                                     40
                                                                     -----------
                                                                             165

       TELEPHONE 4.4%
       -------------------------------------------------------------------------
       Alltel Corp. 7,500                                                    373
       AT&T Corp. 94,589                                                   1,233
     o AT&T Wireless Services, Inc. 66,646                                   458
     o Avaya, Inc. 9,795                                                      19
       BellSouth Corp. 46,000                                              1,203
       CenturyTel, Inc. 3,500                                                 99
     o Citizens Communications Co. 6,886                                      57
     o Nextel Communications, Inc., Class A 22,400                           253
     o Qwest Communications International, Inc. 41,921                       142
       SBC Communications, Inc. 81,830                                     2,100
       Scientific-Atlanta, Inc. 3,900                                         48
       Sprint Corp. (FON Group) 22,400                                       278
     o Sprint Corp. (PCS Group) 25,900                                        90
       Verizon Communications, Inc.  67,128                                2,535
                                                                     -----------
                                                                           8,888

       TOBACCO 1.1%
       -------------------------------------------------------------------------
       Philip Morris Cos., Inc. 52,000                                     2,119
     + R.J. Reynolds Tobacco Holdings, Inc. 2,300                             93
       UST, Inc. 4,100                                                       126
                                                                     -----------
                                                                           2,338


See financial notes.
14

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TRAVEL & RECREATION 0.5%
       -------------------------------------------------------------------------
       Brunswick Corp. 2,400                                                  49
       Carnival Corp. 14,500                                                 379
     o Harrah's Entertainment, Inc. 2,800                                    118
       Hilton Hotels Corp. 9,400                                             116
       Marriott International, Inc., Class A 5,900                           182
     o Sabre Holdings Corp. 3,518                                             67
       Starwood Hotels & Resorts Worldwide, Inc. 4,900                       114
                                                                     -----------
                                                                           1,025

       TRUCKING & FREIGHT 0.9%
       -------------------------------------------------------------------------
       Paccar, Inc. 2,850                                                    126
       Ryder Systems, Inc. 1,700                                              39
     + United Parcel Service, Inc., Class B 27,424                         1,645
                                                                     -----------
                                                                           1,810

       UTILITIES: ELECTRIC & GAS   2.6%
       -------------------------------------------------------------------------
     o AES Corp. 14,600                                                       26
       Allegheny Energy, Inc. 3,201                                           18
       Ameren Corp. 3,600                                                    145
       American Electric Power Co., Inc. 8,380                               215
     o Calpine Corp. 10,300                                                   21
       Centerpoint Energy, Inc. 8,000                                         57
       Cinergy Corp. 4,100                                                   127
       CMS Energy Corp. 3,700                                                 29
       Consolidated Edison, Inc. 5,100                                       217
       Constellation Energy Group, Inc. 4,000                                102
       Dominion Resources, Inc. 7,391                                        355
       DTE Energy Co. 4,100                                                  185
       Duke Energy Corp. 21,800                                              447
       Dynegy, Inc., Class A 9,700                                             7
     o Edison International 8,000                                             80
       El Paso Corp. 14,626                                                  113
       Entergy Corp. 5,600                                                   247
       Exelon Corp. 7,750                                                    391
       FirstEnergy Corp. 7,388                                               240
       FPL Group, Inc. 4,400                                                 259
       KeySpan Corp. 3,500                                                   128
       Kinder Morgan, Inc. 3,105                                             114
     o Mirant Corp. 10,754                                                    23
       NICOR, Inc. 1,000                                                      31
       NiSource, Inc. 5,327                                                   88
       Peoples Energy Corp. 800                                               29
     o PG&E Corp. 10,000                                                     108
       Pinnacle West Capital Corp. 2,100                                      60
       PPL Corp. 4,100                                                       142
       Progress Energy, Inc. 5,526                                           230
       Public Service Enterprise Group, Inc. 5,200                           149
       Sempra Energy 5,185                                                   115
       Southern Co. 17,400                                                   517
       Teco Energy, Inc. 4,300                                                64
       TXU Corp. 7,000                                                       100
       Williams Cos., Inc. 14,200                                             27
       XCEL Energy, Inc. 9,760                                               101
                                                                     -----------
                                                                           5,307

       SHORT TERM INVESTMENT
       1.1% of investments
       -------------------------------------------------------------------------
       Provident Institutional TempFund 2,144,143                          2,144


       SECURITY                                         FACE VALUE
         RATE, MATURITY DATE                            ($ x 1,000)
       U.S. TREASURY OBLIGATIONS
       0.1% of investments
       -------------------------------------------------------------------------
     = U.S. Treasury Bills,
       1.55%-1.62%, 12/19/02                            235                  235

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

Statement of
ASSETS AND LIABILITIES

As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value (including
    $1,874 of securities on loan)                                      $ 203,532 a
Collateral held for securities on loan                                     1,843
Receivables:
    Fund shares sold                                                          75
    Interest                                                                   3
    Dividends                                                                248
    Investments sold                                                       4,374
Prepaid expenses                                                    +         17
                                                                    ------------
TOTAL ASSETS                                                             210,092

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                     1,843
Payables:
    Fund shares redeemed                                                   5,245
    Investments bought                                                       291
    Due to brokers for futures                                                11
    Transfer agent and shareholder service fees                                1
Accrued expenses                                                    +         55
                                                                    ------------
TOTAL LIABILITIES                                                          7,446

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             210,092
TOTAL LIABILITIES                                                   -      7,446
                                                                    ------------
NET ASSETS                                                             $ 202,646

NET ASSETS BY SOURCE

Capital received from investors                                          320,149
Net investment income not yet distributed                                  2,882
Net realized capital losses                                              (49,910)
Net unrealized capital losses                                            (70,475) b

NET ASSET VALUE (NAV)

SHARES

NET ASSETS  /  OUTSTANDING   =  NAV
 $202,646        28,937         $7.00

a The fund paid $274,080 for these securities. Not counting short-term obligations and government securities, the fund paid $31,073 for securities during the report period and received $45,509 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had seven open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $1,549 and unrealized gains of $73.

FEDERAL TAX DATA
-----------------------------------------------
PORTFOLIO COST                        $ 277,036
NET UNREALIZED GAINS AND LOSSES:
Gains                                 $  18,430
Losses                             +    (91,934)
                                   ------------
                                     ($  73,504)

UNDISTRIBUTED EARNINGS:
Ordinary income                       $   2,882
Long-term capital gains               $      --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
    2008                              $     465
    2009                                 17,888
    2010                            +    28,528
                                   ------------
                                      $  46,881

See financial notes.
16

Statement of
OPERATIONS

For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------
Dividends                                        $  3,890 a
Interest                                               23
Lending of securities                         +        14
                                              -----------
TOTAL INVESTMENT INCOME                             3,927

NET REALIZED GAINS AND LOSSES

Net realized losses on investments sold           (24,446)
Net realized losses on futures contracts      +      (327)
                                              -----------
NET REALIZED LOSSES                               (24,773)

NET UNREALIZED GAINS AND LOSSES

Net unrealized losses on investments              (19,643)
Net unrealized gains on futures contracts     +        81
                                              -----------
NET UNREALIZED LOSSES                             (19,562)

EXPENSES

Investment adviser and administrator fees             458 b
Transfer agent and shareholder service fees           254 c
Trustees' fees                                          8 d
Custodian fees                                         52
Portfolio accounting fees                              36
Professional fees                                      23
Registration fees                                      29
Shareholder reports                                    59
Interest expense                                        4
Other expenses                                +        29
                                              -----------
Total expenses                                        952
Expense reduction                             -       566 e
                                              -----------
NET EXPENSES                                          386

DECREASE IN NET ASSETS FROM OPERATIONS

TOTAL INVESTMENT INCOME                             3,927
NET EXPENSES                                  -       386
                                              -----------
NET INVESTMENT INCOME                               3,541
NET REALIZED LOSSES                               (24,773) f
NET UNREALIZED LOSSES                         +   (19,562) f
                                              -----------
DECREASE IN NET ASSETS FROM OPERATIONS          ($ 40,794)

a     An additional $12 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.18% of the first $1 billion and 0.15% of assets beyond that.


c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets.

d     For the fund's independent trustees only.

e Includes $446 from the investment adviser (CSIM) and $120 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least December 31, 2005, to 0.15% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f     These add up to a net loss on investments of $44,335.


See financial notes.

INSTITUTIONAL SELECT S&P 500 FUND -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/01-10/31/02     11/1/00-10/31/01
Net investment income                              $  3,541             $  3,583
Net realized losses                                 (24,773)             (21,953)
Net unrealized losses                           +   (19,562)             (74,308)
                                                --------------------------------
DECREASE IN NET ASSETS
    FROM OPERATIONS                                 (40,794)             (92,678)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $  3,522             $  3,687 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                           11/1/01-10/31/02                11/1/00-10/31/01
                        QUANTITY         VALUE          QUANTITY         VALUE
Shares sold               13,395       $ 109,254          12,005       $ 115,457
Shares reinvested            338           2,960             290           2,977
Shares redeemed      +   (15,951)       (125,789)        (15,027)       (143,259) b
                     -----------------------------------------------------------
NET DECREASE              (2,218)     ($  13,575)         (2,732)     ($  24,825)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                               11/1/01-10/31/02              11/1/00-10/31/01
                           SHARES       NET ASSETS        SHARES       NET ASSETS
Beginning of period         31,155      $ 260,537         33,887       $ 381,727
Total decrease           +  (2,218)       (57,891)        (2,732)       (121,190) c
                         -------------------------------------------------------
END OF PERIOD               28,937      $ 202,646         31,155       $ 260,537 d

 UNAUDITED

a For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

      The tax basis components of distributions paid for the current period are:

      Ordinary Income               $3,522
      Long-term capital gains       $   --

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them.

      CURRENT PERIOD     $ 116
      PRIOR PERIOD       $  20

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $2,882 and $2,863 for the current period and the prior period, respectively.


See financial notes.
18

      The fund seeks high total return by tracking the performance of the S&P 500/Barra Value Index. 2

Institutional Select Large-Cap Value Index Fund

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, director and portfolio manager, has day-to-day portfolio management responsibilities for the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.

TICKER SYMBOL: ISLVX

[GRAPHIC]

                    INVESTMENT STYLE 1
MARKET CAP 1      VALUE   BLEND   GROWTH
 LARGE             /X/     / /      / /
 MEDIUM            / /     / /      / /
 SMALL             / /     / /      / /

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push large-cap stock prices down significantly during the 12-month report period. For the period, the fund was down 15.7%, closely tracking its benchmark, the S&P 500/Barra Value Index, which was down 15.8%. Both of these indices slightly underperformed the S&P 500(R) Index, which was down 15.1%. Indices do not incur trading and management costs.

VALUE STOCKS CONTINUED TO PERFORM BETTER THAN GROWTH STOCKS, ALTHOUGH BY A DECREASING MARGIN. The worst performing sectors during the report period were information technology and communication services--both hurt by factors such as lack of demand, competitive pricing pressures and liquidity concerns. The best performing sector was transportation, but with its small weighting it had little impact on overall return. Small-cap holdings helped to offset poor returns posted by larger stocks.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R), 500(R) and
  S&P 500/Barra Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PERFORMANCE

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund with the S&P 500/Barra Value Index and the Morningstar Large-Cap Value Fund category 1. The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                                          S&P 500/BARRA   PEER GROUP
                                FUND 3     VALUE INDEX     AVERAGE 4
1 YEAR                          -15.65%      -15.78%        -13.59%
SINCE INCEPTION: 2/1/99          -5.67%       -5.56%           n/a

                                                  1 YEAR                             SINCE INCEPTION

                                                S&P 500/BARRA   PEER GROUP            S&P 500/BARRA   PEER GROUP
TOTAL RETURNS AFTER TAX 2             FUND 3     VALUE INDEX     AVERAGE 4   FUND 3    VALUE INDEX     AVERAGE 4
----------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    -17.01%         --          -16.04%    -6.69%         --            --
----------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    -9.03%         --           -9.07%    -4.73%         --            --
----------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the S&P 500/Barra Value Index.

$8,036 FUND 3

$8,072 S&P 500/BARRA VALUE INDEX

[LINE GRAPH]

                               S&P 500/
                ISLVX     BARRA Value Index
 1-Feb-99       10000           10000
   Feb-99        9780            9785
   Mar-99       10080           10081
   Apr-99       10930           10950
   May-99       10730           10756
   Jun-99       11140           11169
   Jul-99       10790           10826
   Aug-99       10520           10553
   Sep-99       10110           10140
   Oct-99       10680           10712
   Nov-99       10620           10649
   Dec-99       11008           11049
   Jan-00       10650           10698
   Feb-00        9996           10030
   Mar-00       11039           11076
   Apr-00       10957           11001
   May-00       10988           11036
   Jun-00       10548           10600
   Jul-00       10763           10812
   Aug-00       11489           11537
   Sep-00       11478           11535
   Oct-00       11693           11751
   Nov-00       11090           11149
   Dec-00       11662           11723
   Jan-01       12154           12218
   Feb-01       11342           11408
   Mar-01       10894           10957
   Apr-01       11630           11700
   May-01       11748           11823
   Jun-01       11363           11440
   Jul-01       11171           11242
   Aug-01       10520           10592
   Sep-01        9526            9586
   Oct-01        9526            9586
   Nov-01       10114           10195
   Dec-01       10275           10350
   Jan-02        9994           10066
   Feb-02        9904            9976
   Mar-02       10410           10487
   Apr-02        9893            9962
   May-02        9938           10002
   Jun-02        9319            9370
   Jul-02        8328            8358
   Aug-02        8373            8414
   Sep-02        7428            7453
31-Oct-02        8036            8072

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Large-Cap Value Fund category for the one-year period was 871.


Institutional Select(R) Funds

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                                  % OF INVESTMENTS
----------------------------------------------------------
 (1) EXXON MOBIL CORP.                           5.8%
----------------------------------------------------------
 (2) CITIGROUP, INC.                             4.8%
----------------------------------------------------------
 (3) AMERICAN INTERNATIONAL GROUP, INC.          4.2%
----------------------------------------------------------
 (4) BANK OF AMERICA CORP.                       2.7%
----------------------------------------------------------
 (5) VERIZON COMMUNICATIONS, INC.                2.7%
----------------------------------------------------------
 (6) WELLS FARGO & CO.                           2.2%
----------------------------------------------------------
 (7) SBC COMMUNICATIONS, INC.                    2.2%
----------------------------------------------------------
 (8) VIACOM, INC., CLASS B                       2.0%
----------------------------------------------------------
 (9) CHEVRONTEXACO CORP.                         1.9%
----------------------------------------------------------
(10) AOL TIME WARNER, INC.                       1.7%
----------------------------------------------------------
     TOTAL                                      30.2%

STATISTICS as of 10/31/02

                                                   PEER GROUP
                                        FUND       AVERAGE 2
-------------------------------------------------------------
NUMBER OF HOLDINGS                        336           107
-------------------------------------------------------------
MEDIAN MARKET CAP($ x 1,000,000)      $21,924       $21,619
-------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)               21.1          21.5
-------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                    2.0           2.9
-------------------------------------------------------------
12-MONTH YIELD                           2.07%         0.75%
-------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    26%           76%
-------------------------------------------------------------
THREE-YEAR BETA                          0.88          0.76
-------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR CHART]

FUND                    0.25% 3
PEER GROUP AVERAGE      1.39% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P 500/Barra Value Index. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

13.7%   BANKS
11.5%   MISCELLANEOUS FINANCE
10.4%   INSURANCE
 8.9%   TELEPHONE
 7.7%   INTERNATIONAL OIL
 6.8%   MEDIA
 5.5%   ENERGY & UTILITIES
 3.2%   AEROSPACE
 3.1%   PRODUCER GOODS
 2.8%   CHEMICALS
26.4%   OTHER

AS OF 10/31/01

[PIE CHART]

11.0%   MISCELLANEOUS FINANCE
10.9%   BANKS
10.4%   INTERNATIONAL OIL
 8.9%   INSURANCE
 8.7%   TELEPHONE
 7.3%   MEDIA
 7.3%   ENERGY & UTILITIES
 5.4%   ELECTRONICS
 2.7%   PRODUCER GOODS
 2.7%   RETAIL
24.7%   OTHER

AS OF 10/31/97

[PIE CHART]

14.1%   BANKS
13.1%   INTERNATIONAL OIL
 7.4%   TELEPHONE
 6.5%   ENERGY & UTILITIES
 5.9%   INSURANCE
 5.4%   MISCELLANEOUS FINANCE
 5.4%   MEDIA
 4.3%   MOTOR VEHICLES
 4.2%   ELECTRONICS
 4.0%   RETAIL
29.7%   OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 871 funds in the
  Large-Cap Value Fund category.

3 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses). The actual expense ratio during the period was 0.01% higher due to certain non-routine expenses.

4 Source: Standard & Poor's(R), a division of McGraw-Hill companies.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers, LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                       11/1/01-      11/1/00-      11/1/99-     2/1/99 1-
                                                       10/31/02      10/31/01      10/31/00      10/31/99
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     8.92         11.44         10.68         10.00
                                                       ----------------------------------------------------
Income or loss from investment operations:
   Net investment income                                   0.18          0.14          0.15          0.09
   Net realized and unrealized gains or losses            (1.49)        (2.19)         0.84          0.59
                                                       ----------------------------------------------------
   Total income or loss from investment operations        (1.31)        (2.05)         0.99          0.68
Less distributions:
   Dividends from net investment income                   (0.15)        (0.15)        (0.11)           --
   Distributions from net realized gains                  (0.32)        (0.32)        (0.12)           --
                                                       ----------------------------------------------------
   Total distributions                                    (0.47)        (0.47)        (0.23)           --
                                                       ----------------------------------------------------
Net asset value at end of period                           7.14          8.92         11.44         10.68
                                                       ----------------------------------------------------
Total return (%)                                         (15.65)       (18.53)         9.48          6.80 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                       0.25 5        0.25          0.25 4        0.21 3
Expense reductions reflected in above ratio                0.22          0.20          0.25          0.49 3
Ratio of net investment income to
  average net assets                                       1.72          1.47          1.64          1.62 3
Portfolio turnover rate                                      26            47            27            19
Net assets, end of period ($ x 1,000,000)                    70           128           129            71

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.26% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.26% if certain non-routine expenses (interest expense) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 10/31/01)

 o  Non-income producing security

 =  Collateral for open futures contracts

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 99.6%   COMMON STOCK
         Market Value: $69,971
         Cost: $89,020

  0.3%   SHORT TERM INVESTMENT
         Market Value: $209
         Cost: $209

  0.1%   U.S. TREASURY OBLIGATION
         Market Value: $60
         Cost: $60
---------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $70,240
         Cost: $89,289

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      COMMON STOCK  99.6% of investments

      AEROSPACE / DEFENSE  3.0%
      --------------------------------------------------------------------------
      Boeing Co.    15,200                                                   452
      Crane Co.    1,200                                                      22
      Goodrich Corp.    2,300                                                 35
      Lockheed Martin Corp.    8,200                                         475
      Northrop Grumman Corp.    2,000                                        206
      Raytheon Co.    7,300                                                  215
      Rockwell Automation, Inc.    3,400                                      56
      Textron, Inc.    2,400                                                  99
    + United Technologies Corp.    8,500                                     524
                                                                      ----------
                                                                           2,084

      AIR TRANSPORTATION  0.7%
      --------------------------------------------------------------------------
    o AMR Corp.    2,600                                                      12
      Delta Air Lines, Inc.    2,000                                          20
      FedEx Corp.    5,400                                                   287
      Southwest Airlines Co.    14,000                                       205
                                                                      ----------
                                                                             524

      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    600                                        41

      APPAREL  0.7%
      --------------------------------------------------------------------------
   o+ Jones Apparel Group, Inc.    2,300                                      80
      Liz Claiborne, Inc.    1,900                                            56
      Nike, Inc., Class B    4,800                                           226
    o Reebok International Ltd.    1,100                                      31
      VF Corp.    2,000                                                       74
                                                                      ----------
                                                                             467

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.5%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    1,300                                       17
      Cummins, Inc.    700                                                    17
      Dana Corp.    2,700                                                     27
      Eaton Corp.    1,300                                                    89
      Ford Motor Co.    33,009                                               279
      General Motors Corp.    10,175                                         338
      Genuine Parts Co.    3,100                                              91
      Goodyear Tire & Rubber Co.    2,900                                     21
    o Navistar International Corp.    700                                     16
      TRW, Inc.    2,300                                                     123
      Visteon Corp.    1,985                                                  13
                                                                      ----------
                                                                           1,031

      BANKS  13.9%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    6,500                                              127
  (4) Bank of America Corp.    27,200                                      1,899
      Bank One Corp.    21,000                                               810
      BB&T Corp.    8,700                                                    315
      Comerica, Inc.    3,200                                                140
    + First Tennessee National Corp.    2,300                                 85
      FleetBoston Financial Corp.    18,902                                  442
      Golden West Financial Corp.    2,800                                   193
      Huntington Bancshares, Inc.    4,341                                    82
      J.P. Morgan Chase & Co.    35,610                                      739


See financial notes.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND-- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      KeyCorp., Inc.    7,700                                                188
    + Marshall & Ilsley Corp.    3,766                                       106
      National City Corp.    11,000                                          299
      PNC Financial Services Group, Inc.    5,100                            207
   o+ Providian Financial Corp.    2,800                                      13
      Regions Financial Corp.    4,000                                       136
      SouthTrust Corp.    6,300                                              162
    + State Street Corp.    5,900                                            244
      SunTrust Banks, Inc.    5,000                                          304
      U.S. Bancorp.    34,578                                                729
    o UBS AG.    3                                                            --
      Union Planters Corp.    3,650                                          103
      Wachovia Corp.    24,800                                               863
  (6) Wells Fargo & Co.    30,700                                          1,550
      Zions Bancorp.    1,600                                                 64
                                                                      ----------
                                                                           9,800

      BUSINESS MACHINES & SOFTWARE  2.6%
      --------------------------------------------------------------------------
    o Apple Computer, Inc.    6,500                                          105
      Autodesk, Inc.    1,900                                                 22
    o BMC Software, Inc.    4,400                                             70
    o Compuware Corp.    6,500                                                32
   o+ Comverse Technology, Inc.    3,200                                      23
   o+ EMC Corp.    39,800                                                    203
    o Gateway, Inc.    6,700                                                  20
      Hewlett-Packard Co.    55,198                                          872
    o NCR Corp.    1,500                                                      33
    o Novell, Inc.    8,200                                                   20
    o Novellus Systems, Inc.    2,500                                         79
   o+ Rational Software Corp.    3,800                                        25
   o+ Sun Microsystems, Inc.    58,700                                       174
    o Unisys Corp.    6,000                                                   53
    o Xerox Corp.    13,200                                                   88
                                                                      ----------
                                                                           1,819

      BUSINESS SERVICES  2.5%
      --------------------------------------------------------------------------
   o+ Allied Waste Industries, Inc.    3,700                                  30
    o Cendant Corp.    18,800                                                216
   o+ Citrix Systems, Inc.    3,600                                           27
      Computer Associates International, Inc.    10,400                      155
    o Computer Sciences Corp.    3,100                                       100
   o+ Convergys Corp.    3,000                                                45
    + Electronic Data Systems Corp.    8,700                                 131
    o Intuit, Inc.    1                                                       --
   o+ Parametric Technology Corp.    5,000                                    12
   o+ PeopleSoft, Inc.    5,600                                              101
    o Thermo Electron Corp.    3,000                                          55
   o+ TMP Worldwide, Inc.    1,800                                            28
      Tyco International Ltd.    35,901                                      519
   o+ Veritas Software Corp.    7,400                                        113
      Waste Management, Inc.    11,100                                       255
                                                                      ----------
                                                                           1,787

      CHEMICAL  2.9%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    4,700                                208
      Dow Chemical Co.    16,216                                             421
      E.I. du Pont de Nemours & Co.    18,000                                743
      Eastman Chemical Co.    1,700                                           62
      Great Lakes Chemical Corp.    1,000                                     24
      PPG Industries, Inc.    3,500                                          165
      Praxair, Inc.    3,400                                                 185
      Rohm & Haas Co.    4,005                                               133
      Sherwin-Williams Co.    2,700                                           74
                                                                      ----------
                                                                           2,015

      CONSTRUCTION  0.6%
      --------------------------------------------------------------------------
      Centex Corp.    1,200                                                   55
    + Fluor Corp.    1,500                                                    35
      KB Home Corp.    900                                                    43
      Masco Corp.    9,000                                                   185
      Pulte Homes, Inc.    1,000                                              46
      Vulcan Materials Co.    1,800                                           60
                                                                      ----------
                                                                             424

      CONSUMER: DURABLE  0.2%
      --------------------------------------------------------------------------
      Leggett & Platt, Inc.    3,500                                          73
      Whirlpool Corp.    1,200                                                56
                                                                      ----------
                                                                             129

      CONSUMER: NONDURABLE  0.5%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A    1,400                              21
      Fortune Brands, Inc.    2,700                                          135
      Hasbro, Inc.    3,050                                                   31
   o+ International Game Technology    1,600                                 120
      Wendy's International, Inc.    2,000                                    64
                                                                      ----------
                                                                             371


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Bemis Co.    1,000                                                      52
    o Pactiv Corp.    2,900                                                   58
                                                                      ----------
                                                                             110

      ELECTRONICS  2.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    15,200                                  24
    o Advanced Micro Devices, Inc.    5,500                                   34
    o Agilent Technologies, Inc.    8,400                                    116
    o American Power Conversion Corp.    3,500                                45
    o Andrew Corp.    2,100                                                   18
    + Applied Biosystems Group -- Applera Corp.    4,000                      81
    o Applied Micro Circuits Corp.    5,700                                   22
    o Broadcom Corp., Class A    4,600                                        55
    o CIENA Corp.    6,800                                                    25
      ITT Industries, Inc.    1,700                                          110
    o Jabil Circuit, Inc.    3,609                                            56
    o JDS Uniphase Corp.    24,200                                            54
    o LSI Logic Corp.    6,600                                                39
    o Lucent Technologies, Inc.    59,100                                     73
    o Micron Technology, Inc.    10,900                                      174
      Motorola, Inc.    41,585                                               381
    o National Semiconductor Corp.    3,500                                   47
      PerkinElmer, Inc.    1,700                                              12
    o Sanmina-SCI Corp.    10,800                                             33
    o Solectron Corp.    15,400                                               35
      Symbol Technologies, Inc.    4,400                                      38
    o Tektronix, Inc.    1,800                                                32
   o+ Tellabs, Inc.    7,400                                                  57
    o Teradyne, Inc.    3,200                                                 39
    o Thomas & Betts Corp.    1,100                                           18
                                                                      ----------
                                                                           1,618

      ENERGY: RAW MATERIALS  2.6%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    4,538                                      202
      Apache Corp.    2,610                                                  141
      Baker Hughes, Inc.    6,100                                            177
      Burlington Resources, Inc.    3,600                                    148
      Devon Energy Corp.    2,800                                            141
      EOG Resources, Inc.    2,000                                            74
    + Halliburton Co.    7,900                                               128
    o Nabors Industries Ltd.    2,650                                         93
    o Noble Corp.    2,600                                                    84
      Occidental Petroleum Corp.    6,800                                    194
      Rowan Cos., Inc.    1,500                                               31
      Schlumberger Ltd.    10,400                                            417
                                                                      ----------
                                                                           1,830

      FOOD & AGRICULTURE  0.9%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    11,805                                   161
      Coca-Cola Enterprises, Inc.    8,100                                   193
      Conagra Foods, Inc.    9,700                                           235
      Supervalu, Inc.    2,300                                                39
                                                                           -----
                                                                             628

      GOLD  0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp. Holding Co.    7,300                              180

      HEALTHCARE / DRUGS & MEDICINE  1.7%
      --------------------------------------------------------------------------
    + AmerisourceBergen Corp.    1,900                                       135
   o+ Anthem, Inc.    2,529                                                  159
      Bausch & Lomb, Inc.    800                                              25
      C.R. Bard, Inc.    1,000                                                56
   o+ Chiron Corp.    3,400                                                  134
   o+ Genzyme Corp. - General Division    3,700                              103
    o HealthSouth Corp.    7,500                                              33
    o Humana, Inc.    3,300                                                   40
   o+ King Pharmaceuticals, Inc.    4,400                                     68
    o Manor Care, Inc.    2,000                                               40
      McKesson Corp.    5,200                                                155
    o Quintiles Transnational Corp.    1,900                                  20
    o Watson Pharmaceuticals, Inc.    1,900                                   52
    o WellPoint Health Networks, Inc.    2,600                               196
                                                                      ----------
                                                                           1,216

      INSURANCE  10.3%
      --------------------------------------------------------------------------
    + ACE Ltd.    4,700                                                      144
      Aetna, Inc.    2,700                                                   109
      Aflac, Inc.    9,400                                                   286
      Allstate Corp.    12,800                                               509
      AMBAC Financial Group, Inc.    1,900                                   117
 =(3) American International Group, Inc.    47,048                         2,943
      AON Corp.    4,950                                                      91
      Chubb Corp.    3,000                                                   169
      CIGNA Corp.    2,500                                                    90


See financial notes.                                                          25

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND-- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Cincinnati Financial Corp.    2,900                                    110
      Hartford Financial Services Group, Inc.    4,500                       178
      Jefferson-Pilot Corp.    2,700                                         108
      John Hancock Financial Services, Inc.    5,241                         153
      Lincoln National Corp.    3,300                                        101
      Loews Corp.    3,400                                                   147
      MBIA, Inc.    2,650                                                    116
      Metlife, Inc.    12,678                                                303
      MGIC Investment Corp.    1,900                                          80
   o+ Principal Financial Group, Inc.    6,300                               177
      Progressive Corp.    3,900                                             214
   o+ Prudential Financial, Inc.    10,500                                   307
      Safeco Corp.    2,300                                                   82
      St. Paul Cos., Inc.    4,100                                           134
      Torchmark Corp.    2,200                                                79
    o Travelers Property Casualty Corp., Class B    18,099                   245
      UnumProvident Corp.    4,349                                            89
      XL Capital Ltd., Class A    2,400                                      183
                                                                      ----------
                                                                           7,264

      MEDIA  6.8%
      --------------------------------------------------------------------------
o(10) AOL Time Warner, Inc.    80,700                                      1,190
    o Clear Channel Communications, Inc.    11,039                           409
    o Comcast Corp., Special Class A    17,100                               394
      Gannett Co., Inc.    4,800                                             365
      Knight-Ridder, Inc.    1,500                                            90
      R.R. Donnelley & Sons Co.    2,000                                      40
      Tribune Co.    5,480                                                   263
 o(8) Viacom, Inc., Class B    31,901                                      1,423
      The Walt Disney Co.    36,400                                          608
                                                                      ----------
                                                                           4,782

      MISCELLANEOUS FINANCE  11.2%
      --------------------------------------------------------------------------
      Bear Stearns Cos., Inc.    1,801                                       110
    + Capital One Financial Corp.    4,000                                   122
      Charter One Financial, Inc.    4,152                                   126
 =(2) Citigroup, Inc.    91,473                                            3,380
      Countrywide Credit Industries, Inc.    2,300                           116
      Franklin Resources, Inc.    4,600                                      152
      Freddie Mac    12,600                                                  776
    + Goldman Sachs Group, Inc.    8,700                                     623
      Household International, Inc.    8,200                                 195
      Lehman Brothers Holdings, Inc.    4,400                                234
      Merrill Lynch & Co., Inc.    15,600                                    592
      Morgan Stanley    19,800                                               770
    + Stilwell Financial, Inc.    3,700                                       43
      Washington Mutual, Inc.    17,450                                      624
                                                                      ----------
                                                                           7,863

       NON-FERROUS METALS  0.6%
      --------------------------------------------------------------------------
      Alcoa, Inc.    15,232                                                  336
      Engelhard Corp.    2,100                                                47
    o Phelps Dodge Corp.    1,620                                             50
                                                                      ----------
                                                                             433

      OIL: DOMESTIC  1.7%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,600                                             82
      Ashland, Inc.    1,100                                                  29
      ConocoPhillips    12,252                                               594
      Kerr-McGee Corp.    1,800                                               78
      Marathon Oil Corp.    5,600                                            117
      Sunoco, Inc.    1,500                                                   45
      Transocean, Inc.    5,748                                              126
      Unocal Corp.    4,400                                                  122
                                                                      ----------
                                                                           1,193

      OIL: INTERNATIONAL  7.7%
      --------------------------------------------------------------------------
  (9) ChevronTexaco Corp.    19,312                                        1,306
 =(1) Exxon Mobil Corp.    121,850                                         4,102
                                                                      ----------
                                                                           5,408

      OPTICAL & PHOTO  0.3%
      --------------------------------------------------------------------------
      Eastman Kodak Co.    6,000                                             198

      PAPER & FOREST PRODUCTS  1.0%
      --------------------------------------------------------------------------
      Boise Cascade Corp.    500                                              12
      Georgia-Pacific Corp.    4,910                                          60
      International Paper Co.    8,815                                       308
    o Louisiana-Pacific Corp.    3,100                                        21
      MeadWestvaco Corp.    3,446                                             72
      Temple-Inland, Inc.   900                                               37
      Weyerhaeuser Co.    3,900                                              176
                                                                      ----------
                                                                             686


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      PRODUCER GOODS & MANUFACTURING  3.1%
      --------------------------------------------------------------------------
      Caterpillar, Inc.    6,100                                             249
      Cooper Industries Ltd., Class A    1,700                                54
    o Corning, Inc.    12,900                                                 24
      Deere & Co.    4,300                                                   199
      Dover Corp.    4,000                                                   100
      Emerson Electric Co.    7,600                                          366
      Honeywell International, Inc.    14,787                                354
      Illinois Tool Works, Inc.    5,500                                     338
      Ingersoll-Rand Co., Class A    3,400                                   133
      Johnson Controls, Inc.    1,600                                        125
      Pall Corp.    1,600                                                     28
      Parker Hannifin Corp.    2,000                                          87
      Snap-On, Inc.    500                                                    13
      W.W. Grainger, Inc.    1,700                                            82
                                                                      ----------
                                                                           2,152

      RAILROAD & SHIPPING  1.0%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    6,900                            177
      CSX Corp.    3,800                                                     105
      Norfolk Southern Corp.    7,000                                        141
      Union Pacific Corp.    4,600                                           272
                                                                      ----------
                                                                             695

      REAL PROPERTY  0.7%
      --------------------------------------------------------------------------
      Equity Office Properties Trust    7,600                                183
    + Equity Residential Properties Trust    5,000                           119
    + The Plum Creek Timber Co., Inc.    3,200                                72
    + Simon Property Group, Inc.    3,400                                    116
                                                                      ----------
                                                                             490

      RETAIL  2.3%
      --------------------------------------------------------------------------
      Albertson's, Inc.    7,338                                             164
    o Big Lots, Inc.    2,300                                                 38
      Circuit City Stores, Inc. -- Circuit City Group    3,100                31
    o Costco Wholesale Corp.    8,200                                        278
    + CVS Corp.    7,000                                                     194
      Dillards, Inc., Class A    1,800                                        30
    o Federated Department Stores, Inc.    3,600                             110
      J.C. Penney Co., Inc. Holding Co.    4,700                              89
      May Department Stores Co.    5,200                                     121
      Nordstrom, Inc.    2,700                                                54
    o Office Depot, Inc.    5,600                                             81
    o Safeway, Inc.    8,400                                                 194
      Sears, Roebuck & Co.    5,700                                          150
    o Toys `R' Us, Inc.    3,800                                              38
    + Winn-Dixie Stores, Inc.    2,500                                        38
                                                                      ----------
                                                                           1,610

      STEEL  0.2%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    550                                      4
      Nucor Corp.    1,400                                                    59
      United States Steel Corp.    1,500                                      19
      Worthington Industries, Inc.    1,500                                   28
                                                                      ----------
                                                                             110

      TELEPHONE  8.9%
      --------------------------------------------------------------------------
      Alltel Corp.    5,600                                                  278
      AT&T Corp.    69,563                                                   907
    o AT&T Wireless Services, Inc.    48,945                                 336
   o+ Avaya, Inc.    4,500                                                     9
      BellSouth Corp.    33,800                                              884
      CenturyTel, Inc.    2,600                                               74
    o Citizens Communications Co.    4,048                                    34
    o Qwest Communications International, Inc.    29,100                      99
 +(7) SBC Communications, Inc.    60,100                                   1,542
    + Scientific-Atlanta, Inc.    3,100                                       38
      Sprint Corp. (FON Group)    16,100                                     200
  (5) Verizon Communications, Inc.    49,374                               1,864
                                                                      ----------
                                                                           6,265

      TOBACCO  0.1%
      --------------------------------------------------------------------------
    + R.J. Reynolds Tobacco Holdings, Inc.    1,600                           65

      TRAVEL & RECREATION  1.0%
      --------------------------------------------------------------------------
      Brunswick Corp.    1,600                                                33
      Carnival Corp.    10,600                                               277
    o Harrah's Entertainment, Inc.    2,000                                   84
      Hilton Hotels Corp.    6,600                                            81


See financial notes.                                                          27

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Marriott International, Inc., Class A    4,400                         136
      Starwood Hotels & Resorts Worldwide, Inc.    3,500                      82
                                                                      ----------
                                                                             693

      TRUCKING & FREIGHT  0.2%
      --------------------------------------------------------------------------
      Paccar, Inc.    2,050                                                   90
      Ryder Systems, Inc.    1,000                                            23
                                                                           -----
                                                                             113

      UTILITIES: ELECTRIC & GAS  5.5%
      --------------------------------------------------------------------------
    o AES Corp.    11,600                                                     21
      Allegheny Energy, Inc.    2,300                                         13
      Ameren Corp.    2,600                                                  105
      American Electric Power Co., Inc.    6,140                             157
   o+ Calpine Corp.    7,700                                                  15
      Centerpoint Energy, Inc.    5,600                                       40
      Cinergy Corp.    3,000                                                  93
      CMS Energy Corp.    2,200                                               17
      Consolidated Edison, Inc.    3,900                                     166
      Constellation Energy Group, Inc.    2,900                               74
      Dominion Resources, Inc.    5,448                                      261
      DTE Energy Co.    3,000                                                135
      Duke Energy Corp.    15,800                                            324
    o Edison International    6,400                                           64
      El Paso Corp.    10,273                                                 80
      Entergy Corp.    4,100                                                 181
      Exelon Corp.    5,800                                                  292
      FirstEnergy Corp.    5,422                                             176
      FPL Group, Inc.    3,300                                               195
      KeySpan Corp.    2,500                                                  91
      Kinder Morgan, Inc.    2,245                                            82
    o Mirant Corp.    8,740                                                   19
      NICOR, Inc.    800                                                      25
      NiSource, Inc.    4,015                                                 66
      Peoples Energy Corp.    600                                             22
    o PG&E Corp.    6,900                                                     75
      Pinnacle West Capital Corp.    1,500                                    43
      PPL Corp.    3,000                                                     104
      Progress Energy, Inc.    4,006                                         167
      Public Service Enterprise Group, Inc.    3,700                         106
      Sempra Energy    3,600                                                  80
      Southern Co.    12,800                                                 380
      Teco Energy, Inc.    2,900                                              43
      TXU Corp.    5,000                                                      72
      Williams Cos., Inc.    8,300                                            16
      XCEL Energy, Inc.    7,410                                              77
                                                                      ----------
                                                                           3,877

      SHORT TERM INVESTMENT
      0.3% of investments

      Provident Institutional TempFund    209,254                            209

      SECURITY                                         FACE VALUE
        RATE, MATURITY DATE                            ($ x 1,000)

      U.S. TREASURY OBLIGATION
      0.1% of investments

    = U.S. Treasury Bill
        1.62%, 12/19/02                                      60               60

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------
Investments, at market value (including
   $617 of securities on loan)                                       $ 70,240 a
Collateral held for securities on loan                                    629
Receivables:
   Fund shares sold                                                        29
   Interest                                                                 1
   Dividends                                                              127
   Investments sold                                                       200
Prepaid expenses                                                 +         14
                                                                 ------------
TOTAL ASSETS                                                           71,240

LIABILITIES
-----------------------------------------------------------------------------
Collateral held for securities on loan                                    629
Payables:
   Fund shares redeemed                                                   119
   Interest expense                                                         1
   Due to brokers for futures                                               2
Accrued expenses                                                 +         56
                                                                 ------------
TOTAL LIABILITIES                                                         807

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                           71,240
TOTAL LIABILITIES                                                -        807
                                                                 ------------
NET ASSETS                                                           $ 70,433

NET ASSETS BY SOURCE

Capital received from investors                                       116,148
Net investment income not yet distributed                               1,439
Net realized capital losses                                           (28,116)
Net unrealized capital losses                                         (19,038) b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$70,433          9,861             $7.14

a The fund paid $89,289 for these securities. Not counting short-term obligations and government securities, the fund paid $28,205 for securities during the report period and received $69,769 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had two open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $443 and unrealized gains of $11.

FEDERAL TAX DATA

PORTFOLIO COST                          $91,438
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $ 5,805
Losses                             +    (27,003)
                                   ------------
                                       ($21,198)

UNDISTRIBUTED EARNINGS:

Ordinary income                         $ 1,439
Long-term capital gains                 $    --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
  2010                                  $25,956
RECLASSIFICATIONS:
Net investment income not
  yet distributed                       $     2
Reclassified as:
Net realized capital losses                 ($2)


See financial notes.                                                          29

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND -- Financials

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------------
Dividends                                                             $ 2,108 a
Interest                                                                    7
Lending of securities                                            +          6
                                                                 ------------
TOTAL INVESTMENT INCOME                                                 2,121

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net realized losses on investments sold                               (21,886)
Net realized losses on futures contracts                         +       (162)
                                                                 ------------
NET REALIZED LOSSES                                                   (22,048)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------------------
Net unrealized gains on investments                                     5,265
Net unrealized gains on futures contracts                        +         11
                                                                 ------------
NET UNREALIZED GAINS                                                    5,276

EXPENSES
-----------------------------------------------------------------------------
Investment adviser and administrator fees                                 215 b
Transfer agent and shareholder service fees                               107 c
Trustees' fees                                                              8 d
Custodian fees                                                             41
Portfolio accounting fees                                                  15
Professional fees                                                          22
Registration fees                                                          23
Shareholder reports                                                        51
Interest expense                                                            8
Other expenses                                                   +         24
                                                                 ------------
Total expenses                                                            514
Expense reduction                                                -        238 e
                                                                 ------------
NET EXPENSES                                                              276

DECREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 2,121
NET EXPENSES                                                     -        276
                                                                 ------------
NET INVESTMENT INCOME                                                   1,845
NET REALIZED LOSSES                                                   (22,048) f
NET UNREALIZED GAINS                                             +      5,276 f
                                                                 ------------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($14,927)

a An additional $7 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.20% of the first $1 billion and 0.18% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets.

d For the fund's independent trustees only.

e Includes $203 from the investment adviser (CSIM) and $35 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least December 31, 2005, to 0.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $16,772.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                         11/1/01-10/31/02    11/1/00-10/31/01
Net investment income                            $  1,845            $  2,092
Net realized gains or losses                      (22,048)                976
Net unrealized gains or losses           +          5,276             (31,767)
                                         ------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS            (14,927)            (28,699)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                2,118               1,793 a
Distributions from net realized gains    +          4,400               4,007
                                         ------------------------------------
TOTAL DISTRIBUTIONS PAID                         $  6,518            $  5,800 b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/01-10/31/02        11/1/00-10/31/01
                                 QUANTITY       VALUE    QUANTITY       VALUE
Shares sold                         4,767    $ 40,217       7,171    $ 74,719
Shares reinvested                     611       5,412         427       4,463
Shares redeemed              +     (9,892)    (81,906)     (4,506)    (45,592) c
                             ------------------------------------------------
NET INCREASE OR
  DECREASE                         (4,514)   ($36,277)      3,092    $ 33,590

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/01-10/31/02          11/1/00-10/31/01
                                 SHARES    NET ASSETS     SHARES   NET ASSETS
Beginning of period              14,375      $128,155     11,283     $129,064
Total increase or
  decrease                   +   (4,514)      (57,722)     3,092         (909) d
                             ------------------------------------------------
END OF PERIOD                     9,861      $ 70,433     14,375     $128,155 e

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

  Ordinary Income            $3,921
  Long-term capital gains    $2,597


c Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

  CURRENT PERIOD                $64
  PRIOR PERIOD                  $13

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $1,439 and $1,710 for the current period and the prior period, respectively.


See financial notes.

      The fund seeks high total return by tracking the performance of the S&P Small Cap 600/Barra Value Index. 2

Institutional Select Small-Cap Value Index Fund

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, director and portfolio manager, has day-to-day portfolio management responsibilities for the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.

TICKER SYMBOL: ISSVX

                                                    INVESTMENT STYLE 1
MARKET CAP 1                                   VALUE       BLEND      GROWTH
 LARGE                                          / /          / /        / /
 MEDIUM                                         / /          / /        / /
 SMALL                                          /X/          / /        / /

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS AN INCREDIBLY DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors, among others, resulted in the fund being down 3.3% -- closely tracking its benchmark index. Indices do not incur trading and management costs.

ALTHOUGH SMALL-CAP VALUE STOCKS DIDN'T PERFORM AS WELL AS THEY HAD IN THE RECENT PAST, THEY WERE STILL THE BEST PERFORMING EQUITY STYLE IN THE MARKET. The S&P Small Cap 600/Barra Value Index -- the fund's benchmark -- was down 3.5% during the period, while the S&P 500/Barra Value Index, a measure of large-cap value performance, was down 15.8%. The strong relative performance of small-cap value stocks was a result of several factors, including low volatility, positive dividend yields and low price-to-earnings ratios. Among small-caps as elsewhere, information technology struggled, and was the fund's worst performing sector, down 26.8%. At the top end, consumer cyclicals were up 11.3%.

SIGNS OF IMPROVEMENT IN CORPORATE EARNINGS AND CAPITAL SPENDING SPARKED A U.S. STOCK MARKET RALLY IN THE LAST MONTH OF THE REPORT PERIOD. We will see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

Small-company stocks are subject to greater volatility than other asset categories.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R), 500(R) and
  S&P Small Cap 600/Barra Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


Institutional Select(R) Funds

PERFORMANCE

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This bar chart compares pre-tax performance of the fund with the S&P Small Cap 600/Barra Value Index and the Morningstar Small-Cap Value Fund category 1. The table below the chart shows two types of after-tax returns. 2

[BAR CHART]

                                                  S&P SMALL CAP
                                                 600/BARRA VALUE    PEER GROUP
                                        FUND 3        INDEX          AVERAGE 4
                                        ------        -----          ---------
1 Year                                  -3.32%       -3.48%            -3.09%
Since Inception: 2/1/99                  4.73%        4.71%              n/a

                                                   1 YEAR                            SINCE INCEPTION

                                                S&P SMALL CAP                         S&P SMALL CAP
                                                  600/BARRA     PEER GROUP              600/BARRA     PEER GROUP
TOTAL RETURNS AFTER TAX 2              FUND 3    VALUE INDEX    AVERAGE 4    FUND 3    VALUE INDEX    AVERAGE 4
----------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     -6.34%         --          -5.59%      2.60%         --            --
----------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    -1.28%         --          -2.31%      2.97%         --            --
----------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in the S&P Small Cap 600/Barra Value Index.

$11,890 FUND 3
$11,879 S&P SMALLCAP 600/BARRA VALUE INDEX

[LINE GRAPH]

                                        S&P/BARRA Small-Cap
                        ISSUE              Value Index
       1-Feb-99         10000                  10000
         Feb-99          9170                   9186
         Mar-99          9130                   9150
         Apr-99          9920                   9947
         May-99         10310                  10345
         Jun-99         10930                  10973
         Jul-99         10760                  10802
         Aug-99         10310                  10349
         Sep-99         10120                  10159
         Oct-99          9890                   9924
         Nov-99         10120                  10147
         Dec-99         10411                  10425
         Jan-00          9886                   9891
         Feb-00         10338                  10338
         Mar-00         10716                  10720
         Apr-00         10801                  10795
         May-00         10611                  10619
         Jun-00         10916                  10923
         Jul-00         11127                  11139
         Aug-00         11789                  11789
         Sep-00         11747                  11765
         Oct-00         11810                  11823
         Nov-00         11021                  11042
         Dec-00         12583                  12601
         Jan-01         13572                  13599
         Feb-01         12993                  13025
         Mar-01         12458                  12484
         Apr-01         13208                  13236
         May-01         13549                  13573
         Jun-01         14084                  14092
         Jul-01         13936                  13959
         Aug-01         13709                  13735
         Sep-01         11754                  11769
         Oct-01         12299                  12307
         Nov-01         13265                  13292
         Dec-01         14218                  14251
         Jan-02         14469                  14518
         Feb-02         14406                  14455
         Mar-02         15658                  15712
         Apr-02         16296                  16354
         May-02         15683                  15734
         Jun-02         15019                  15031
         Jul-02         12604                  12587
         Aug-02         12579                  12571
         Sep-02         11665                  11645
      31-Oct-02         11890                  11879

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares.

3 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

4 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Small-Cap Value Fund category for the one-year period was 268.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

FUND FACTS

TOP TEN HOLDINGS 1 as of 10/31/02

SECURITY                             % OF INVESTMENTS
-----------------------------------------------------
 (1) POGO PRODUCING CO.                    1.4%
-----------------------------------------------------
 (2) FIRST AMERICA CORP.                   1.1%
-----------------------------------------------------
 (3) WASHINGTON FEDERAL, INC.              1.0%
-----------------------------------------------------
 (4) TOLL BROTHERS, INC.                   1.0%
-----------------------------------------------------
 (5) NEWFIELD EXPLORATION CO.              1.0%
-----------------------------------------------------
 (6) RAYMOND JAMES FINANCIAL, INC.         1.0%
-----------------------------------------------------
 (7) WHITNEY HOLDING CORP.                 1.0%
-----------------------------------------------------
 (8) WERNER ENTERPRISES, INC.              0.8%
-----------------------------------------------------
 (9) THE RYLAND GROUP, INC.                0.8%
-----------------------------------------------------
(10) THE TIMKEN CO.                        0.8%
-----------------------------------------------------
     TOTAL                                 9.9%

STATISTICS as of 10/31/02

                                                  PEER GROUP
                                        FUND       AVERAGE 2
------------------------------------------------------------
NUMBER OF HOLDINGS                        360          159
------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)        $575       $2,729
------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)               20.7         20.9
------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                    1.4          2.0
------------------------------------------------------------
12-MONTH YIELD                           0.99%        0.23%
------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    56%          72%
------------------------------------------------------------
THREE-YEAR BETA                          0.78         0.66
------------------------------------------------------------

EXPENSE RATIO as of 10/31/02

[BAR CHART]

FUND                            0.32% 3
PEER GROUP AVERAGE              1.50% 2

INDEX COMPOSITION BY INDUSTRY 4

These charts show the size of the ten largest industries in the S&P Small Cap 600/Barra Value Index. As the charts show, the total portion represented by these industries and their relative weightings have changed over the past five years.

AS OF 10/31/02

[PIE CHART]

 8.1%   MISCELLANEOUS FINANCE
 8.0%   PRODUCER GOODS
 7.9%   ENERGY & UTILITIES
 7.6%   BUSINESS SERVICES
 7.5%   ELECTRONICS
 5.6%   RETAIL
 4.8%   BANKS
 4.6%   CONSTRUCTION
 4.6%   INSURANCE
 4.4%   DRUGS & MEDICINE
36.9%   OTHER

AS OF 10/31/01

[PIE CHART]

 8.9%   BUSINESS SERVICES
 8.4%   ELECTRONICS
 8.2%   ENERGY & UTILITIES
 7.8%   RETAIL
 5.9%   PRODUCER GOODS
 5.6%   MISCELLANEOUS FINANCE
 5.4%   CONSTRUCTION
 5.1%   BANKS
 4.2%   FOOD & AGRICULTURE
 3.5%   DOMESTIC OIL
37.0%   OTHER

AS OF 10/31/97

[PIE CHART]

 8.1%   ENERGY & UTILITIES
 7.8%   INSURANCE
 7.2%   DRUGS & MEDICINE
 7.0%   MISCELLANEOUS FINANCE
 6.5%   BANKS
 6.1%   BUSINESS SERVICES
 5.7%   ELECTRONICS
 5.0%   PRODUCER GOODS
 4.7%   APPAREL
 4.7%   CONSTRUCTION
37.2%   OTHER

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 303 funds in the
  Small-Cap Value Fund category.

3 Guaranteed by Schwab and the investment adviser through 12/31/05 (excluding interest, taxes, and certain non-routine expenses). The actual expense ratio during the period was 0.01% higher due to certain non-routine expenses.

4 Source: Standard & Poor's(R), a division of McGraw-Hill companies.


Institutional Select(R) Funds

Financial tables

These tables provide additional data on the fund's performance,portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters.The financial tables and the financial notes have been audited by PricewaterhouseCoopers, LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                          11/1/01-     11/1/00-      11/1/99-      2/1/99 1-
                                                          10/31/02     10/31/01      10/31/00      10/31/99
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.82         11.23          9.89         10.00
                                                          ----------------------------------------------------
Income or loss from investment operations:
     Net investment income                                   0.10          0.09          0.09          0.07
     Net realized and unrealized gains or losses            (0.32)         0.32          1.74         (0.18)
                                                          ----------------------------------------------------
     Total income or loss from investment operations        (0.22)         0.41          1.83         (0.11)
Less distributions:
     Dividends from net investment income                   (0.10)        (0.08)        (0.09)           --
     Distributions from net realized gains                  (1.00)        (0.74)        (0.40)           --
                                                          ----------------------------------------------------
     Total distributions                                    (1.10)        (0.82)        (0.49)           --
                                                          ----------------------------------------------------
Net asset value at end of period                             9.50         10.82         11.23          9.89
                                                          ----------------------------------------------------
Total return (%)                                            (3.32)         4.14         19.42         (1.10) 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                                       0.32 5        0.32          0.27 4        0.00 3
Expense reductions reflected in above ratio                  0.28          0.29          0.38          0.98 3
Ratio of net investment income to
    average net assets                                       0.81          0.87          0.94          1.25 3
Portfolio turnover rate                                        56            69            71            38
Net assets, end of period ($ x 1,000,000)                      37            47            39            32

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.33% if certain non-routine expenses (interest expense) had been included.


See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND-- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 +  New holding (since 10/31/01)

 o  Non-income producing security

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 99.9%   COMMON STOCK
         Market Value: $36,931
         Cost: $38,706

  0.1%   U.S. TREASURY OBLIGATION
         Market Value: $20
         Cost: $20
---------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $36,951
         Cost: $38,726

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     AEROSPACE / DEFENSE  1.2%
     ---------------------------------------------------------------------------
   + Curtiss-Wright Corp.    2,400                                           148
     GenCorp., Inc.    9,900                                                  81
     Kaman Corp., Class A    5,000                                            56
   o Triumph Group, Inc.    3,700                                             91
  o+ Veeco Instruments, Inc.    6,900                                         83
                                                                     -----------
                                                                             459

     AIR TRANSPORTATION  0.7%
     ---------------------------------------------------------------------------
     AAR Corp.    6,000                                                       24
   o Midwest Express Holdings, Inc.    2,800                                  18
   + SkyWest, Inc.    13,600                                                 206
                                                                     -----------
                                                                             248

     APPAREL  3.6%
     ---------------------------------------------------------------------------
   o Ashworth, Inc.    2,600                                                  14
     Brown Shoe Co., Inc.    4,600                                            89
   o The Dress Barn, Inc.    8,100                                           127
   o Footstar, Inc.    3,800                                                  28
   o Goody's Family Clothing, Inc.    8,400                                   37
     Haggar Corp.    2,200                                                    24
   o Jo-Ann Stores, Inc., Class A    4,500                                   110
     Kellwood Co.    6,300                                                   147
   o The Men's Wearhouse, Inc.    10,000                                     137
   o Nautica Enterprises, Inc.    7,700                                       86
     Oxford Industries, Inc.    1,900                                         45
     Phillips-Van Heusen Corp.    7,200                                       97
     Russell Corp.    8,300                                                  129
     Stride Rite Corp.    10,900                                              93
     Wolverine World Wide, Inc.    9,600                                     155
                                                                     -----------
                                                                           1,318

     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.9%
     ---------------------------------------------------------------------------
     A.O. Smith Corp., Class B    6,900                                      151
     Aaron Rents, Inc.    5,100                                              110
   o Fleetwood Enterprises, Inc.    7,700                                     43
   o Group 1 Automotive, Inc.     5,300                                      112
   o Midas, Inc.    3,000                                                     20
     Myers Industries, Inc.    7,800                                          96
     Standard Motor Products, Inc.    3,200                                   32
   o TBC Corp.     5,500                                                      64
     Titan International, Inc.    1,100                                        2
   o Tower Automotive, Inc.     15,400                                        82
                                                                     -----------
                                                                             712

     BANKS  5.3%
     ---------------------------------------------------------------------------
     Anchor Bancorp Wisconsin, Inc.    6,500                                 135
     Comerica, Inc.    6                                                      --
   o First Republic Bank    3,200                                             65
   o FirstFed Financial Corp.    4,500                                       122
     GBC Bancorp California    2,600                                          53
   + Irwin Financial Corp.    6,100                                           88
     MAF Bancorp., Inc.    6,000                                             195
     Provident Bankshares Corp.    6,505                                     147
     Riggs National Corp., Washington D.C.    6,600                          105

See financial notes.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   + Seacoast Financial Services Corp.    5,600                              122
     The South Financial Group, Inc.    11,500                               249
     Susquehanna Bancshares, Inc.    10,200                                  216
 (7) Whitney Holding Corp.    10,350                                         351
   + Wintrust Financial Corp.    4,000                                       125
                                                                     -----------
                                                                           1,973

     BUSINESS MACHINES & SOFTWARE  2.2%
     ---------------------------------------------------------------------------
   o Adaptec, Inc.    25,400                                                 151
     Analogic Corp.    3,000                                                 120
   o Artesyn Technologies, Inc.    6,400                                      12
   o Bell Microproducts, Inc.    4,100                                        23
  o+ Black Box Corp.    4,900                                                207
   o Concerto Software, Inc.    4,100                                         26
   o Digi International, Inc.    1,500                                         3
  o+ Imagistics International, Inc.    4,300                                  80
   o Input/Output, Inc.    10,600                                             46
  o+ Netegrity, Inc.    4,100                                                  8
   o Network Equipment Technologies, Inc.    4,100                            14
   o Rainbow Technologies, Inc.     5,800                                     35
   o SCM Microsystems, Inc.    4,900                                          29
   o Systems & Computer Technology Corp.    7,600                             72
                                                                     -----------
                                                                             826

     BUSINESS SERVICES  6.6%
     ---------------------------------------------------------------------------
   o 4 Kids Entertainment, Inc.    2,500                                      68
  o+ American Management Systems, Inc.    10,000                             120
   o Analysts International Corp.    1,800                                     3
     Angelica Corp.    2,600                                                  61
     Bowne & Co., Inc.    8,300                                               83
   o Brooktrout, Inc.    4,000                                                20
   o Carreker Corp.    5,100                                                  33
   o CDI Corp.    5,200                                                      138
     Chemed Corp.     2,400                                                   85
   o Ciber, Inc.    14,800                                                    80
   o Computer Task Group, Inc.    4,200                                       12
  o+ eFunds Corp.    10,900                                                   96
   o Heidrick & Struggles International, Inc.    3,900                        49
   o Information Resources, Inc.     9,200                                    28
  o+ Mapinfo Corp.    2,200                                                   13
  o+ MAXIMUS, Inc.    5,000                                                  102
  o+ NCO Group, Inc.    6,000                                                 82
  o+ NYFIX, Inc.    6,300                                                     24
   o Paxar Corp.    10,700                                                   154
   o PC-Tel, Inc.    3,800                                                    26
   o Pegasus Solutions, Inc.    5,600                                         61
  o+ RadiSys Corp.    3,500                                                   23
   o SBS Technologies, Inc.    2,500                                          21
   o Seacor Smit, Inc.    4,800                                              197
   o SourceCorp    4,000                                                      92
   o Spherion Corp.    13,800                                                 84
   o SPSS, Inc.    3,300                                                      35
     Standard Register Co.    6,700                                          155
   + Talx Corp.    3,100                                                      42
  o+ Tetra Tech, Inc.    14,400                                              128
  o+ Tetra Technologies, Inc.    3,300                                        69
   o URS Corp.    6,300                                                      119
   o Verity, Inc.    8,200                                                    74
   o Volt Information Sciences, Inc.    3,900                                 52
                                                                     -----------
                                                                           2,429

     CHEMICAL  1.8%
     ---------------------------------------------------------------------------
     Arch Chemicals, Inc.    5,200                                            97
     Chemfirst, Inc.    3,700                                                105
   + OM Group, Inc.    6,500                                                  42
     Penford Corp.    2,000                                                   29
     PolyOne Corp.    21,500                                                 172
     Tredegar Corp.    9,900                                                 128
     Wellman, Inc.    7,700                                                   78
                                                                     -----------
                                                                             651

     CONSTRUCTION  5.5%
     ---------------------------------------------------------------------------
     Apogee Enterprises, Inc.    7,400                                        87
   o Building Materials Holding Corp.    3,400                                42
     Butler Manufacturing Co.    1,600                                        32
   o Champion Enterprises, Inc.    10,200                                     24
  o+ EMCOR Group, Inc.    3,900                                              190
     Florida Rock Industries, Inc.    7,400                                  259
     Interface, Inc., Class A    9,900                                        37
     Lawson Products, Inc.    2,500                                           72
     MDC Holdings, Inc.    6,213                                             233

See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
 (9) The Ryland Group, Inc.    7,100                                         295
     Skyline Corp.    1,900                                                   55
     Standard Pacific Corp.    8,400                                         204
     Texas Industries, Inc.    4,900                                         119
o(4) Toll Brothers, Inc.    18,400                                           377
                                                                     -----------
                                                                           2,026

     CONSUMER: DURABLE  2.0%
     ---------------------------------------------------------------------------
   o Applica, Inc.    6,100                                                   36
     Bassett Furniture Industries, Inc.    2,500                              33
     Coachmen Industries, Inc.    3,500                                       47
   o Griffon Corp.    7,290                                                   84
   + Haverty Furniture Cos., Inc.    4,600                                    59
     National Presto Industries, Inc.    1,500                                44
   o Royal Appliance Manufacturing Co.    2,400                               12
   o Salton, Inc.    2,000                                                    22
     Sturm, Ruger & Co., Inc.    6,500                                        71
     Thomas Industries, Inc.    4,400                                        127
     Toro Co.    3,200                                                       204
                                                                     -----------
                                                                             739

     CONSUMER: NONDURABLE  3.1%
     ---------------------------------------------------------------------------
   o A.T. Cross Co., Class A    5,600                                         35
   o Huffy Corp.    3,300                                                     23
   o IHOP Corp.    4,900                                                     112
   o Jakks Pacific, Inc.    5,000                                             66
     Landry's Restaurants, Inc.    6,600                                     150
     Lone Star Steakhouse & Saloon, Inc.    6,559                            137
   o Luby's, Inc.    4,800                                                    25
     The Marcus Corp.     7,600                                              108
   o O'Charleys, Inc.    4,200                                                83
   o Rare Hospitality International Inc.    5,100                            136
     Russ Berrie & Co., Inc.    4,900                                        159
   o Triarc Cos., Inc.    4,800                                              115
                                                                     -----------
                                                                           1,149

     CONTAINERS  0.1%
     ---------------------------------------------------------------------------
  o+ Mobile Mini, Inc.    3,300                                               48

     ELECTRONICS  7.5%
     ---------------------------------------------------------------------------
   o Allen Telecom, Inc.    6,600                                             41
   o Alliance Semiconductor Corp.    7,300                                    30
   o Anixter International, Inc.    9,000                                    208
   o Audiovox Corp., Class A     5,300                                        42
  o+ Avid Technology, Inc.    6,000                                           85
  o+ Aware, Inc.     2,900                                                     7
     Bel Fuse, Inc., Class B    2,400                                         46
     Belden, Inc.    5,700                                                    79
   o Benchmark Electronics, Inc.     5,800                                   129
   o Brooks-PRI Automation, Inc.     7,800                                   119
   + C&D Technologies, Inc.    6,100                                          97
   o C-COR.net Corp.    8,300                                                 34
   o Cable Design Technologies Corp.    10,050                                49
   o Captaris, Inc.    8,200                                                  15
   o Checkpoint Systems, Inc.     8,000                                       81
   o Coherent, Inc.    6,900                                                 122
   + CTS Corp.    6,800                                                       41
  o+ DSP Group, Inc.    6,400                                                 92
   o Dupont Photomasks, Inc.    4,100                                         86
  o+ Electro Scientific Industries, Inc.    6,500                            121
   o Esterline Technologies Corp.    5,300                                    96
   o Exar Corp.     9,300                                                    117
   o Gerber Scientific, Inc.    1,900                                          7
   o Hutchinson Technology, Inc.     6,900                                   143
     Methode Electronics, Inc., Class A    9,900                              91
  o+ Microsemi Corp.    6,500                                                 48
     Park Electrochemical Corp.    4,600                                      83
   o Pericom Semiconductor Corp.    5,500                                     47
   o Photronics, Inc.    7,400                                                90
     Pioneer Standard Electronics, Inc.    6,600                              46
   o Skyworks Solutions, Inc.    32,900                                      234
   o Standard Microsystems Corp.    3,800                                     73
  o+ Symmetricom, Inc.    4,200                                               13
   o Three-Five Systems, Inc.     3,800                                       22
  o+ Tollgrade Communications, Inc.    2,800                                  30
  o+ Viasat, Inc.    5,700                                                    46
  o+ Vicor Corp.     9,300                                                    62
                                                                     -----------
                                                                           2,772

     ENERGY: RAW MATERIALS  3.6%
     ---------------------------------------------------------------------------
  o+ Atwood Oceanics, Inc.    3,200                                           95
   + Cabot Oil & Gas Corp., Class A    7,500                                 164
  o+ Dril-Quip, Inc.    3,900                                                 79
     The Laclede Group, Inc.    4,900                                        116

See financial notes.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     Massey Energy Co.    16,800                                             129
   o Offshore Logistics, Inc.    5,100                                       109
  o+ Southwestern Energy Co.    5,600                                         63
   o Swift Energy Co.    5,900                                                42
   o Tom Brown, Inc.    9,300                                                222
   o Unit Corp.    10,100                                                    195
  o+ W-H Energy Services, Inc.    6,000                                      100
                                                                     -----------
                                                                           1,314

     FOOD & AGRICULTURE  2.2%
     ---------------------------------------------------------------------------
     Corn Products International, Inc.    8,600                              254
   + Fleming Cos., Inc.     11,700                                            75
   o Hain Celestial Group, Inc.    7,600                                     109
   o International Multifoods Corp.    4,300                                  84
   o J & J Snack Foods Corp.    2,300                                         85
     Nash Finch Co.     3,100                                                 38
   o RalCorp Holdings, Inc.    7,800                                         176
                                                                     -----------
                                                                             821

     HEALTHCARE / DRUGS & MEDICINE  4.5%
     ---------------------------------------------------------------------------
     Alpharma, Inc., Class A    11,600                                       110
  o+ Ameripath, Inc.    7,100                                                106
   o Arqule, Inc.    4,300                                                    25
  o+ Arthrocare Corp.     4,700                                               51
  o+ Bio-Technology General Corp.    13,300                                   42
   o Conmed Corp.    6,800                                                   133
   o Curative Health Services, Inc.    2,400                                  36
     Datascope Corp.     3,400                                                84
   o Hologic, Inc.    4,400                                                   54
     Nature's Sunshine Products, Inc.    4,200                                48
   o Osteotech, Inc.    2,900                                                 16
   o Parexel International Corp.    5,300                                     64
  o+ Pediatrix Medical Group, Inc.    6,900                                  276
  o+ RehabCare Group, Inc.    4,000                                           84
   o Sola International, Inc.    5,700                                        71
  o+ Sunrise Assisted Living, Inc.    5,800                                  121
   o Theragenics Corp.    6,200                                               27
   o US Oncology, Inc.     24,700                                            198
  o+ Viasys Healthcare, Inc.     6,100                                        98
                                                                     -----------
                                                                           1,644

     INSURANCE  5.6%
     ---------------------------------------------------------------------------
     American Financial Holdings, Inc.    5,600                              168
     Delphi Financial Group, Inc., Class A    5,345                          207
 (2) First American Corp.    19,900                                          407
     Fremont General Corp.    16,400                                          81
   o Insurance Auto Auctions, Inc.     2,500                                  40
     LandAmerica Financial Group, Inc.    5,900                              209
   o Philadelphia Consolidated Holding Co.    5,000                          168
   + Presidential Life Corp.    6,800                                         84
     RLI Corp.    4,700                                                      132
     SCPIE Holdings, Inc.    900                                               4
     Selective Insurance Group, Inc.    6,200                                139
   o Stewart Information Services Corp.    5,400                             112
     Trenwick Group Ltd.    7,700                                             22
  o+ UICI    11,000                                                          160
     Zenith National Insurance Corp.    4,400                                123
                                                                     -----------
                                                                           2,056

     MEDIA  0.4%
     ---------------------------------------------------------------------------
   o Consolidated Graphics, Inc.     3,800                                    64
   o Information Holdings, Inc.    4,900                                      74
                                                                     -----------
                                                                             138

     MISCELLANEOUS FINANCE  5.3%
     ---------------------------------------------------------------------------
     Commercial Federal Corp.    11,800                                      274
     Downey Financial Corp.    6,700                                         259
     Jefferies Group, Inc.    6,300                                          262
   + New Century Financial Corp.    6,000                                    127
 (6) Raymond James Financial, Inc.    11,600                                 363
     Staten Island Bancorp., Inc.    14,400                                  266
     SWS Group, Inc.    3,597                                                 47
 (3) Washington Federal, Inc.    15,312                                      378
                                                                     -----------
                                                                           1,976

     NON-FERROUS METALS  2.1%
     ---------------------------------------------------------------------------
     A.M. Castle & Co.    3,000                                               19
   o Brush Engineered Materials, Inc.    3,000                                16
     Century Aluminum Co.    3,700                                            23
   o Cleveland-Cliffs, Inc.    2,600                                          53
     Commercial Metals Co.    7,100                                          116
     Commonwealth Industries, Inc.     3,900                                  24

See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o IMCO Recycling, Inc.    4,000                                            22
   o Mueller Industries, Inc.    8,000                                       214
     Reliance Steel & Aluminum Co.    7,400                                  155
   o RTI International Metals, Inc.    5,400                                  56
  o+ Stillwater Mining Co.    9,200                                           73
   o Wolverine Tube, Inc.    2,900                                            15
                                                                     -----------
                                                                             786

     OIL: DOMESTIC  4.4%
     ---------------------------------------------------------------------------
   o Cimarex Energy Co.    9,400                                             150
o(5) Newfield Exploration Co.    10,500                                      367
   o Nuevo Energy Co.     3,900                                               53
 (1) Pogo Producing Co.    14,400                                            519
     St. Mary Land & Exploration Co.    6,600                                167
   o Stone Energy Corp.    6,200                                             199
     Vintage Petroleum, Inc.    16,400                                       158
                                                                     -----------
                                                                           1,613

     OPTICAL & PHOTO  0.2%
     ---------------------------------------------------------------------------
   o Concord Camera Corp.    6,100                                            33
   + CPI Corp.    2,000                                                       27
   o Meade Instruments Corp.    2,600                                          9
                                                                     -----------
                                                                              69

     PAPER & FOREST PRODUCTS  1.4%
     ---------------------------------------------------------------------------
   o Buckeye Technologies, Inc.    8,000                                      50
     Caraustar Industries, Inc.    7,200                                      65
     Chesapeake Corp.     3,900                                               60
     Deltic Timber Corp.    2,600                                             68
   o Lydall, Inc.    3,400                                                    39
     Pope & Talbot, Inc.    3,200                                             38
   + Rock Tennessee Co., Class A    8,100                                    114
     Universal Forest Products, Inc.    4,800                                 86
                                                                     -----------
                                                                             520

     PRODUCER GOODS & MANUFACTURING  6.4%
     ---------------------------------------------------------------------------
   + Acuity Brands, Inc.    9,500                                            114
     Applied Industrial Technologies, Inc.    4,700                           82
   o Astec Industries, Inc.    4,200                                          38
     Barnes Group, Inc.    4,900                                             104
     Briggs & Stratton Corp.    6,700                                        258
     Fedders Corp.    5,510                                                   15
  o+ Flow International Corp.    1,100                                         3
  o Gardner Denver, Inc.    3,500                                             52
     Hughes Supply, Inc.    5,600                                            191
   o Ionics, Inc.    3,900                                                    89
     JLG Industries, Inc.    10,000                                           79
     Lennox International, Inc.    14,812                                    192
  o+ Lone Star Technologies, Inc.    6,400                                    83
   o Magnetek, Inc.    4,100                                                  20
     Milacron, Inc.    7,200                                                  41
     Regal Beloit Corp.    5,900                                             104
     Robbins & Myers, Inc.    3,000                                           46
   o SPS Technologies, Inc.    3,000                                          73
     Standex International Corp.    3,100                                     66
   + Stewart & Stevenson Services    6,500                                    71
 (10)The Timken Co.    15,600                                                284
   o Ultratech Stepper, Inc.    4,700                                         41
     Watsco, Inc.    6,100                                                    98
     Watts Industries, Inc., Class A    6,600                                109
   + Woodward Governor Co.    2,900                                          110
                                                                     -----------
                                                                           2,363

     RAILROAD & SHIPPING  0.5%
     ---------------------------------------------------------------------------
   o  Kansas City Southern Industries, Inc.    14,400                        202

     REAL PROPERTY  2.3%
     ---------------------------------------------------------------------------
   + Capital Automotive Corp.    6,500                                       159
     Colonial Properties Trust    5,300                                      175
   + Glenborough Realty Trust, Inc.    6,400                                 117
     Kilroy Realty Corp.    6,600                                            142
     Shurgard Storage Centers, Inc., Class A    8,400                        254
                                                                     -----------
                                                                             847

     RETAIL  4.4%
     ---------------------------------------------------------------------------
   o AnnTaylor Stores Corp.    11,400                                        267
     Burlington Coat Factory Warehouse Corp.    10,600                       207
     Casey's General Stores, Inc.    11,500                                  135
     Cash America International, Inc.    5,900                                53
   o Enesco Group, Inc.    2,400                                              17
   o Great Atlantic & Pacific Tea Co., Inc.    8,600                          49
     Pep Boys-Manny, Moe, & Jack    13,300                                   154
   o School Specialty, Inc.    4,200                                         101

See financial notes.

                                                                      MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o ShopKo Stores, Inc.    8,500                                            108
   o Stein Mart, Inc.    9,200                                                54
   o United Stationers, Inc.    7,800                                        232
   o Zale Corp.    8,900                                                     260
                                                                     -----------
                                                                           1,637

     STEEL  2.2%
     ---------------------------------------------------------------------------
     Intermet Corp.    6,700                                                  27
   o Material Sciences Corp.     4,700                                        52
     Quanex Corp.     4,200                                                  149
     Ryerson Tull, Inc.    5,500                                              38
  o+ Shaw Group, Inc.    9,500                                               142
   o Steel Dynamics, Inc.     11,000                                         143
     Steel Technologies, Inc.    3,300                                        72
     Valmont Industries, Inc.    7,100                                       179
                                                                     -----------
                                                                             802

     TELEPHONE  0.1%
     ---------------------------------------------------------------------------
   o Boston Communications Group    4,000                                     52

     TOBACCO  0.4%
     ---------------------------------------------------------------------------
     DIMON, Inc.     11,600                                                   71
     Schweitzer-Mauduit International, Inc.    3,500                          87
                                                                     -----------
                                                                             158

     TRAVEL & RECREATION  1.7%
     ---------------------------------------------------------------------------
   o Aztar Corp.    8,800                                                    119
   o Bally Total Fitness Holding Corp.    7,000                               48
     Central Parking Corp.    8,700                                          202
   o K2, Inc.    3,900                                                        39
   o Pinnacle Entertainment, Inc.    6,700                                    50
   o Prime Hospitality Corp.    10,300                                        83
  o+ WMS Industries, Inc.    7,400                                           105
                                                                     -----------
                                                                             646

     TRUCKING & FREIGHT  3.3%
     ---------------------------------------------------------------------------
   o Arkansas Best Corp.    5,700                                            171
   o Kirby Corp.    5,600                                                    132
     Roadway Corp.     5,200                                                 208
     USFreightways Corp.    6,600                                            186
   o Wabash National Corp.    4,400                                           21
 (8) Werner Enterprises, Inc.    15,066                                      308
   o Yellow Corp.    6,800                                                   188
                                                                     -----------
                                                                           1,214

     UTILITIES: ELECTRIC & GAS  7.4%
     ---------------------------------------------------------------------------
     American States Water Co.    3,500                                       94
     Atmos Energy Corp.    9,900                                             218
     Avista Corp.    11,300                                                  116
     Cascade Natural Gas Corp.    2,400                                       46
     Central Vermont Public Service Corp.    2,600                            47
     CH Energy Group, Inc.     3,800                                         189
   o El Paso Electric Co.    11,600                                          127
     Energen Corp.    8,100                                                  226
     Green Mountain Power Corp.    1,500                                      27
     New Jersey Resources Corp.    6,350                                     200
     Northwest Natural Gas Co.    5,900                                      177
     Northwestern Corp.    7,500                                              64
     NUI Corp.    3,500                                                       44
     Piedmont Natural Gas Co., Inc.    7,700                                 275
   o Southern Union Co.    12,747                                            157
     Southwest Gas Corp.    7,600                                            171
     UIL Holdings Corp.    3,700                                             112
     Unisource Energy Corp. Holding Co.    7,900                             131
  o+ Veritas DGC, Inc.    6,900                                               61
  o+ Waste Connections, Inc.    6,600                                        241
                                                                     -----------
                                                                           2,723

     SECURITY                                     FACE VALUE          MKT. VALUE
       RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
     U.S. TREASURY OBLIGATION
     0.1% of investments

     U.S. Treasury Bill
       1.62%, 12/19/02                               20                  20

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials


Statement of
ASSETS AND LIABILITIES

As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value (including
   $1,100 of securities on loan)                                        $ 36,951 a
Collateral held for securities on loan                                     1,144
Receivables:
   Fund shares sold                                                           28
   Dividends                                                                  26
   Investments sold                                                          116
Prepaid expenses                                                     +        12
                                                                     -----------
TOTAL ASSETS                                                              38,277

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                     1,144
Cash overdraft                                                                14
Payables:
   Fund shares redeemed                                                      130
Accrued expenses                                                     +        30
                                                                     -----------

TOTAL LIABILITIES                                                          1,318

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              38,277
TOTAL LIABILITIES                                                    -     1,318
                                                                     -----------
NET ASSETS                                                               $36,959

NET ASSETS BY SOURCE
Capital received from investors                                           40,620
Net investment income not yet distributed                                    328
Net realized capital losses                                               (2,214)
Net unrealized capital losses                                             (1,775)

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING   =   NAV
$36,959        3,889             $9.50

a The fund paid $38,726 for these securities. Not counting short-term obligations and government securities, the fund paid $28,177 for securities during the report period and received $36,998 from securities it sold or that matured.

FEDERAL TAX DATA

PORTFOLIO COST                         $39,529
NET UNREALIZED GAINS AND LOSSES:
Gains                                   $5,672
Losses                             +    (8,250)
                                   -----------
                                       ($2,578)

UNDISTRIBUTED EARNINGS:
Ordinary income                           $328
Long-term capital gains                    $--
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount
  2010                                  $1,411

See financial notes.

Statement of
OPERATIONS

For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                   $556
Interest                                                                       7
Lending of securities                                              +          15
                                                                   -------------
TOTAL INVESTMENT INCOME                                                      578

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (674)
Net realized losses on futures contracts                           +        (107)
                                                                   -------------
NET REALIZED LOSSES                                                         (781)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                        (836)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    127 a
Transfer agent and shareholder service fees                                   51 b
Trustees' fees                                                                 7 c
Custodian fees                                                                32
Portfolio accounting fees                                                      7
Professional fees                                                             22
Registration fees                                                             17
Shareholder reports                                                           24
Interest expense                                                               3
Other expenses                                                     +          20
                                                                   -------------
Total expenses                                                               310
Expense reduction                                                  -         145 d
                                                                   -------------
NET EXPENSES                                                                 165

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      578
NET EXPENSES                                                       -         165
                                                                   -------------
NET INVESTMENT INCOME                                                        413
NET REALIZED LOSSES                                                         (781) e
NET UNREALIZED LOSSES                                              +        (836) e
                                                                   -------------
DECREASE IN NET ASSETS FROM OPERATIONS                                   ($1,204)

a Calculated as a percentage of average daily net assets: 0.25% of the first $1 billion and 0.23% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets.

c  For the fund's independent trustees only.

d Includes $118 from the investment adviser (CSIM) and $24 from the transfer agent and shareholder service agent (Schwab). In addition, the total expenses reimbursed by the investment adviser was $3. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least December 31, 2005, to 0.32% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e  These add up to a net loss on investments of $1,617.

See financial notes.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND -- Financials

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/01-10/31/02   11/1/00-10/31/01
Net investment income                                    $413               $435
Net realized gains or losses                             (781)             3,793
Net unrealized losses                        +           (836)            (2,947)
                                             -----------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                        (1,204)             1,281

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                      451                315 a
Distributions from net realized gains        +          4,324              2,972
                                             -----------------------------------
TOTAL DISTRIBUTIONS PAID                               $4,775             $3,287 b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/01-10/31/02         11/1/00-10/31/01
                                   QUANTITY       VALUE     QUANTITY       VALUE
Shares sold                           1,550     $17,684        1,906     $21,677
Shares reinvested                       328       3,590          229       2,328
Shares redeemed               +      (2,360)    (25,619)      (1,247)    (13,819) c
                              --------------------------------------------------
NET INCREASE OR
  DECREASE                             (482)    ($4,345)         888     $10,186

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                        11/1/01-10/31/02        11/1/00-10/31/01
                                       SHARES    NET ASSETS   SHARES  NET ASSETS
Beginning of period                     4,371       $47,283    3,483     $39,103
Total increase or decrease         +     (482)      (10,324)     888       8,180 d
                                   ---------------------------------------------
END OF PERIOD                           3,889       $36,959    4,371     $47,283 e

a  UNAUDITED
   For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b  The tax basis components of distributions paid for the current period are:

   Ordinary Income             $3,482
   Long-term capital gains     $1,293

c Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

   Current period                 $14
   Prior period                   $11

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment income not yet distributed in the amount of $328 and $366 for the current period and the prior period, respectively.

See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                         AMOUNT
                                       OUTSTANDING       AVERAGE        AVERAGE
                                       AT 10/31/02      BORROWING*     INTEREST
FUND                                   ($ X 1,000)     ($ X 1,000)     RATE* (%)
--------------------------------------------------------------------------------
INSTITUTIONAL SELECT S&P 500 FUND          --             1,430           2.14
--------------------------------------------------------------------------------
INSTITUTIONAL SELECT LARGE-CAP
       VALUE INDEX FUND                    --             1,163           2.28
--------------------------------------------------------------------------------
INSTITUTIONAL SELECT
SMALL-CAP VALUE INDEX FUND                 14               575           2.35
--------------------------------------------------------------------------------

* For the year ended October 31, 2002.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Institutional Select(R) Funds

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Institutional Select S&P 500 Fund
Schwab Institutional Select Large-Cap Value Index Fund
Schwab Institutional Select Small-Cap Value Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund and Schwab Institutional Select Small-Cap Value Index Fund, (three of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the "funds") at October 31, 2002, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 6, 2002


Institutional Select(R) Funds

FUND TRUSTEES unaudited

   A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

   Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

   Each of the SchwabFunds (of which there were 45 as of 10/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                                TRUST POSITION(S);
NAME AND BIRTHDATE              TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2             Chair, Trustee:                 Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                         Family of Funds, 1989;          Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                                Investments, 1991;              Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                                Capital Trust, 1993;            Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                                Annuity Portfolios, 1994.       International Holdings, Inc.; Director, U.S. Trust Corp., United
                                                                States Trust Co. of New York, The Gap, Inc. (clothing retailer),
                                                                Audiobase, Inc. (Internet audio solutions), Vodaphone AirTouch PLC
                                                                (telecom), Siebel Systems (software), Xign, Inc. (electronic payment systems). Until 7/01: Director, The Charles Schwab Trust Co.
                                                                Until 1/99: Director, Schwab Retirement Plan Services, Inc., Mayer
                                                                & Schweitzer, Inc. (securities brokerage subsidiary of The Charles
                                                                Schwab Corp.), Performance Technologies, Inc. (technology),
                                                                TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE               TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1            Trustee: 2000                  Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                           (all trusts).                  Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                                Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                                Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                                TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                                Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                                Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                                for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                                Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                                Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1               Trustee: 2002                  EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                          (all trusts).                  Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE               TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK                  President, CEO                 President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                          (all trusts).                  EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                                American Century Investment Management; Director, American
                                                                Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                                Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                                Equity Portfolio Management, Twentieth Century Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG                    Treasurer, Principal           SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                           Financial Officer              The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                                 (all trusts).                  Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                  SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                           Officer                        Management, Inc.; Chief Investment Officer, The Charles Schwab
                                 (all trusts).                  Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                   Secretary                      SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                          (all trusts).                  Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                                U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

Institutional Select(R) Funds

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE              TRUSTEE SINCE                    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER              2000 (all trusts).               Chair, JDN Corp. Advisory LLC; Director, Stanford University,
8/13/60                                                          America First Cos., (venture capital/fund management), Redwood
                                                                 Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                                 International (research), LookSmart, Ltd. (Internet
                                                                 infrastructure), PMI Group, Inc. (mortgage insurance), Lucile
                                                                 Packard Children's Hospital. 2001: Special Advisor to the
                                                                 President, Stanford University. Until 2001: VP, Business Affairs,
                                                                 CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD               Family of Funds, 1989;           CEO, Dorward & Associates (management, marketing and
9/23/31                         Investments, 1991;               communications consulting). Until 1999: EVP, Managing Director,
                                Capital Trust, 1993;             Grey Advertising.
                                Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER               2000 (all trusts).               Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron
11/22/41                                                         Corp. (manufacturing), Tenera, Inc. (services and software),
                                                                 Airlease Ltd. (aircraft leasing), Mission West Properties
                                                                 (commercial real estate), Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University
                                                                 of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES                Family of Funds, 1989;           Chair, CEO, Director, Semloh Financial, Inc. (international
5/15/31                         Investments, 1991;               financial services and investment advice).
                                Capital Trust, 1993;
                                Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH                 2000 (all trusts).               Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                          Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                                 (investments--Netherlands), Cooper Industries (electrical
                                                                 products); Member, audit committee, Northern Border Partners, L.P.
                                                                 (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS              Family of Funds, 1989;           Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                         Investments, 1991;               Chair, CEO, North American Trust (real estate investments).
                                Capital Trust, 1993;
                                Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY               Family of Funds, 1989;           Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                         Investments, 1991;               investments).
                                Capital Trust, 1993;
                                Annuity Portfolios, 1994.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

Institutional Select(R) Funds

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1 WWW.SCHWAB.COM

Schwab by Phone(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO
80155-3812
When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM)may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.


THE SCHWABFUNDS FAMILY

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM) formerly Analytics Fund
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM)formerly MarketManager Portfolios
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)
   Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS

Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

BOND FUNDS

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]




INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG14310-03